UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01519

STATE FARM ASSOCIATES’ FUNDS TRUST

(Exact name of registrant as specified in charter)

One State Farm Plaza Bloomington, IL	61710-0001
(Address of principal executive offices)	(Zip code)

Paul J. Smith One State Farm Plaza Bloomington, Illinois 61710-0001	Alan Goldberg K&L Gates LLP Three First National Plaza 70 West Madison St., Suite 3100 Chicago, Illinois 60602
(Names and addresses of agents for service)

Registrant’s telephone number, including area code: 1-800-447-0740

Date of fiscal year end: 11/30/2013

Date of reporting period: 05/31/2013

ITEM 1.	REPORTS TO STOCKHOLDERS.

May 31, 2013

State Farm Associates' Funds Trust

SEMI-ANNUAL

To enroll in electronic delivery of mutual funds documents, go to **statefarm.com®**, log into your account, scroll down to *State Farm Mutual Funds*, and then click on *Go Paperless*.

State Farm Growth Fund

State Farm Balanced Fund

State Farm Interim Fund

State Farm Municipal Bond Fund

Before investing, consider the Funds’ investment objectives, risks, charges and expenses. Contact State Farm VP Management Corp. (1-800-447-0740) for a prospectus or summary prospectus containing this and other information. Read it carefully.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, are available without charge upon request at 1-800-447-0740 and at “http://www.sec.gov.”

The Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at “http://www.sec.gov.” The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds make the information on Form N-Q available to shareholders upon request without charge at 1-800-447-0740.

Any website referenced in this report is an inactive textual reference only, and information contained in or otherwise accessible through that website does not form a part of, and is not incorporated by reference into, this report.

Electronic Delivery

As a State Farm Mutual Funds shareholder, we wish to remind you that you can elect to have future Annual Reports, Semi-Annual Reports, Prospectuses, statements, and tax forms delivered electronically rather than receiving large, bulky paper reports through the mail. This is a great way to help reduce internal fund costs related to printing and mailing these materials as well as a way to be environmentally friendly. Please consider signing up for electronic delivery today by going on statefarm.com® or contacting the State Farm Mutual Funds Response Center at 1-800-447-0740 for assistance.

Compensation Deduction or Automatic Investment Plan (AIP)1

State Farm Mutual Funds allow you to make regular investments in a Fund with compensation deduction (agent/employee only) or an Automatic Investment Plan through an electronic transfer of funds from your bank/credit union account. If you wish to begin compensation deduction or an Automatic Investment Plan, the minimum amount required for both initial and subsequent investments is $50. Please consider signing up today for compensation deduction by going on the State Farm intranet or signing up for AIP by contacting the State Farm Mutual Funds Response Center at 1-800-447-0740 for assistance.

1	Automatic investment plans do not assure a profit or protect against loss.

Message to Shareholders of State Farm Associates’ Funds Trust

Dear Fellow Shareholders,

Thank you for investing with State Farm Mutual Funds®. Enclosed is the Semi-Annual Report for the 6-month period ended May 31, 2013, for the State Farm Associates’ Funds Trust. We encourage your review and consideration of this entire report.

Market Review

During the 6-month period ended May 31, 2013, the equity markets achieved positive returns while fixed income markets were mixed, with some fixed income indices experiencing negative single-digit total returns, due primarily to higher interest rates.

In the U.S., equity markets (as represented by the S&P 500® Index1) achieved six consecutive months of positive total returns for the 6-month period ended May 31, 2013. Throughout the period, equity markets were influenced by many positive factors including: generally subdued inflation, improving corporate earnings, and modest positive growth in Gross Domestic Product (GDP). In addition, the Federal Reserve maintained an accommodative monetary policy by leaving the Fed Funds Rate unchanged in a target range of 0% to 0.25%, where it remained for the entire 6-month period ended May 31, 2013. However, the market environment was not without its challenges. In December, equity markets became concerned with the U.S. congressional budget vote on what was known as the “fiscal cliff” and the impacts of the resulting fiscal decisions. During February and March, several international equity markets turned negative and became increasingly volatile as unresolved concerns about sovereign debt issues in several European countries as well as a banking crisis in the small island nation of Cyprus weighed on investor sentiment. Despite these challenges, the S&P 500® Index reached an all-time high in March and rose to another high during May. For the 6-month period ended May 31, 2013, the S&P 500® Index posted a total return of 16.42%.

Meanwhile, prices of Treasury bonds declined, especially during the month of May, as concerns rose that the Federal Reserve might start tapering the amount of future asset-purchases in its program known as “quantitative easing”. Over the entire 6-months, the yield on 10-year U.S. Treasuries rose 0.54% from 1.62% on December 1, 2012, to a high of 2.16% on May 31, 2013, with 0.46% of the increase occurring from April 30, 2013, to May 31, 2013. Short-term yields remained low, with 3-month U.S. Treasury yields declining 4 basis points from 0.08% on December 1, 2012, to 0.04% on May 31, 2013.2 Among major fixed income indices, the Barclays 1-5 Year Treasury Index3 and the Barclays 7-Year Municipal Bond Index4 posted total returns of –0.34% and –2.03%, respectively, over the 6-month period ended May 31, 2013, as bond price declines, due primarily to higher interest rates, more than offset bond coupon income.

With the 6-month negative returns for the bond-oriented indices, it is important to remember the risk that is present when investing, even in bond funds. Investing involves risk, including a potential for loss.

More information about how bond-oriented funds may respond to rising interest rates can be found on the State Farm Mutual Funds website at: statefarm.com/_pdf/UnderstandingBondsAndBondFunds.pdf.

Look for a detailed discussion of factors that impacted the performance of the Funds during the time frame of December 1, 2012, through November 30, 2013, in the State Farm Associates’ Funds Trust Annual Report.

1

Source: Standard & Poor’s. The S&P 500® Index is a capitalization-weighted measure of common stocks of 500 large U.S. companies. It is not possible to invest directly in an index. Past performance does not guarantee future results.

2	Source: The U.S. Department of Treasury. A 10-year U.S. Treasury Bond is a debt obligation issued by the U.S. Treasury that has a term of more than one year, but not more than 10 years. A 3-month U.S. Treasury Bill is a debt obligation issued by the U.S. Treasury that has a term of 92 days or less. U.S. Treasury securities are backed by the full faith and credit of the U.S. government and are guaranteed only as to the prompt payment of principal and interest, and are subject to market risks if sold prior to maturity. Bonds have historically been less volatile than stocks, but are sensitive to changes in interest rates. Past performance does not guarantee future results.

3	Source: Barclays Inc. The Barclays 1-5 Year U.S. Treasury Index measures the performance of short-term U.S. Treasury Securities maturing within one to five years. It is not possible to invest directly in an index. Past performance does not guarantee future results.

4	Source: Barclays Inc. The Barclays 7-year Municipal Bond Index is an unmanaged index comprised of investment grade municipal bonds with maturities of six to eight years. It is not possible to invest directly in an index. Past performance does not guarantee future results.

Message to Shareholders of State Farm Associates’ Funds Trust (continued)

State Farm Investment Management Corp. has consistently maintained a long-term, disciplined approach to managing investment risk and providing competitive investment products that can help you, our valued shareholder, with your investment goals.5

We believe that remaining focused on your long-term goals and maintaining an appropriate asset allocation mix are important elements in pursuing investment success.6

On behalf of the entire State Farm Mutual Funds team, thank you for your continued business and allowing us to help serve your investment needs.

Sincerely,

Joe R. Monk Jr. Senior Vice President
State Farm Investment Management Corp.

5	Investing involves risk, including potential for loss.
6	Asset allocation does not assure a profit or protect against loss.

Portfolio Summary

State Farm Growth Fund

Fund Composition*

(unaudited)

*	Illustrated by Industry and based on total net assets as of May 31, 2013. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.
**	Represents 10 other industries, each of which represents less than 5% of total net assets.

State Farm Balanced Fund

Fund Composition*

(unaudited)

*	Illustrated by Type of Security and based on total net assets as of May 31, 2013. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

Portfolio Summary (continued)

State Farm Interim Fund

Maturity Allocation: State Farm Interim Fund

compared to the Barclays 1-5 Year U.S. Treasury Index

(unaudited)*

Maturity	State Farm Interim Fund Allocation	Barclays 1-5 Year U.S. Treasury Index Allocation
0 - 1 Years	13.18%**	0.00%
1 - 2 Years	10.28%	33.46%
2 - 3 Years	17.01%	25.27%
3 - 4 Years	7.33%	20.83%
4 - 5 Years	29.51%	18.75%
5 - 6 Years	20.26%	1.69%
6+ Years	2.43%	0.00%

Totals	100.00%	100.00%

*	Illustrated by Maturity and based on total investments for the Fund and total securities for the Index as of May 31, 2013. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.
**	Includes a 4.45% allocation to the JPMorgan US Government Money Market Fund.

State Farm Municipal Bond Fund

Maturity Allocation: State Farm Municipal Bond Fund

compared to the Barclays 7-Year Municipal Bond Index

(unaudited)*

Maturity	State Farm Municipal Bond Fund Allocation	Barclays 7-Year Municipal Bond Index Allocation
0 - 6 Years	23.06%**	0.00%
6 - 12 Years	54.90%	100.00%
12 - 22 Years	22.04%	0.00%
22+ Years	0.00%	0.00%

Totals	100.00%	100.00%

*	Illustrated by Maturity and based on total investments for the Fund and total securities for the Index as of May 31, 2013. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.
**	Includes a 1.50% allocation to the JPMorgan Tax Free Money Market Fund.

Expense Example (unaudited)

As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. The Example in the following table is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as stated in the table below.

Actual Expenses

The first line under each Fund name in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value for a Fund by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for the applicable Fund to estimate the expenses you paid on your account for that Fund during this period. If your account has multiple Fund positions, add up the results calculated for each Fund position within your account to estimate the expenses you paid on your total account value. A potential account fee of $10 per calendar quarter is not included in the expenses shown in the table. This fee will be charged to an account (other than a SEP IRA, SIMPLE IRA, Archer Medical Savings Account, Tax Sheltered Account under §403(b)(7) of the Internal Revenue Code or an account held under other employer-sponsored qualified retirement plans) if the balance in the account falls below $5,000 at the close of business on the second business day of the last month of the calendar quarter, unless the account has been open for less than a year as of the second business day of the last month of the calendar quarter. You should consider any account fee you incurred when estimating the total ongoing expenses paid over the period and the impact of this fee on your ending account value. This additional fee has the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The second line under each Fund name in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A potential account fee of $10 per calendar quarter is not included in the expenses shown in the table. This fee will be charged to an account (other than a SEP IRA, SIMPLE IRA, Archer Medical Savings Account, Tax Sheltered Account under §403(b)(7) of the Internal Revenue Code or an account held under other employer-sponsored qualified retirement plans) if the balance in the account falls below $5,000 at the close of business on the second business day of the last month of the calendar quarter, unless the account has been open for less than a year as of the second business day of the last month of the calendar quarter. You should consider any account fee that you incurred when estimating the total ongoing expenses paid over the period and the impact of this fee on your ending account value. This additional fee has the effect of increasing the costs of investing.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line under each Fund name in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, including those that have transactional costs, such as sales charges (loads), redemption fees, or exchange fees.

	Beginning Account Value December 1, 2012	Ending Account Value May 31, 2013	Annualized Expense Ratio Based on the Period December 1, 2012 to May 31, 2013	Expenses Paid During Period December 1, 2012 to May 31, 2013*

State Farm Growth Fund

Actual	$1,000.00	$1,137.06	0.12%	$0.64

Hypothetical (5% return before expenses)	$1,000.00	$1,024.33	0.12%	$0.61

State Farm Balanced Fund

Actual	$1,000.00	$1,072.09	0.13%	$0.67

Hypothetical (5% return before expenses)	$1,000.00	$1,024.28	0.13%	$0.66

State Farm Interim Fund

Actual	$1,000.00	$992.86	0.15%	$0.75

Hypothetical (5% return before expenses)	$1,000.00	$1,024.18	0.15%	$0.76

State Farm Municipal Bond Fund

Actual	$1,000.00	$990.26	0.15%	$0.74

Hypothetical (5% return before expenses)	$1,000.00	$1,024.18	0.15%	$0.76

*	Expenses are equal to the applicable Fund’s annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

STATE FARM ASSOCIATES’ FUNDS TRUST GROWTH FUND

SCHEDULE OF INVESTMENTS

May 31, 2013

(Unaudited)

	Shares	Value
Common Stocks (98.55%)
Agriculture, Foods, & Beverage (11.78%)
Archer-Daniels-Midland Co.	3,477,500	$112,079,825
Coca-Cola Co., The	2,054,600	82,163,454
Kellogg Co.	930,000	57,706,500
McCormick & Company Inc.	428,600	29,607,688
Nestle SA ADR	1,175,800	77,979,056
PepsiCo Inc.	641,400	51,805,878

		411,342,401

Banks (4.54%)
M&T Bank Corp.	213,400	22,385,660
Northern Trust Corp.	460,500	26,778,075
US Bancorp	59,500	2,086,070
Wells Fargo & Co.	2,643,100	107,177,704

		158,427,509

Building Materials & Construction (1.59%)
Vulcan Materials Co.	1,039,200	55,680,336

Chemicals (10.54%)
Air Products & Chemicals Inc.	830,000	78,360,300
Croda International PLC	25,800	963,094
E.I. du Pont de Nemours & Co.	229,200	12,787,068
International Flavors & Fragrances Inc.	525,000	42,152,250
Novozymes A/S B Shares	106,100	3,678,937
Sigma-Aldrich Corp.	2,750,000	230,065,000

		368,006,649

Computer Software & Services (1.18%)
Automatic Data Processing Inc.	109,900	7,552,328
SAP AG	444,800	33,542,361

		41,094,689

Computers (5.57%)
Hewlett-Packard Co.	3,019,400	73,733,748
International Business Machines Corp.	580,000	120,651,600

		194,385,348

Consumer & Marketing (6.43%)
AptarGroup Inc.	677,405	38,422,412
Colgate-Palmolive Co.	872,600	50,471,184
Procter & Gamble Co., The	1,765,155	135,493,298

		224,386,894

Electronic/Electrical Manufacturing (5.58%)
Agilent Technologies Inc.	548,071	24,909,827
Emerson Electric Co.	729,400	41,911,324
General Electric Co.	3,848,900	89,756,348
Linear Technology Corp.	1,023,400	38,377,500

		194,954,999

	Shares	Value
Common Stocks (Cont.)
Financial Services (0.79%)
Berkshire Hathaway Inc. Class A (a)	162	$27,750,600
Berkshire Hathaway Inc. Class B (a)	143	16,312

		27,766,912

Health Care (12.97%)
Abbott Laboratories	847,500	31,077,825
AbbVie Inc.	847,500	36,179,775
Amgen Inc.	106,300	10,686,339
Baxter International Inc.	43,600	3,066,388
Eli Lilly & Co.	997,000	53,000,520
Johnson & Johnson	2,481,600	208,901,088
Merck & Co. Inc.	631,600	29,495,720
Pfizer Inc.	2,952,000	80,382,960

		452,790,615

Machinery & Manufacturing (6.93%)
3M Co.	564,000	62,192,280
Caterpillar Inc.	877,700	75,306,660
Deere & Co.	30,900	2,691,699
Donaldson Company Inc.	84,800	3,180,848
HNI Corp.	1,439,200	52,919,384
Illinois Tool Works Inc.	652,500	45,759,825

		242,050,696

Media & Broadcasting (4.93%)
Walt Disney Co., The	2,728,640	172,122,611

Mining & Metals (3.16%)
BHP Billiton PLC	941,859	27,343,408
Nucor Corp.	531,200	23,643,712
Rio Tinto PLC	476,280	20,623,254
Rio Tinto PLC ADR	907,200	38,755,584

		110,365,958

Oil & Gas (15.18%)
BG Group PLC	3,199,100	58,812,984
Bill Barrett Corp. (a)	1,032,400	23,301,268
Chevron Corp.	1,060,000	130,115,000
Devon Energy Corp.	212,204	12,063,797
Dril-Quip Inc. (a)	16,100	1,456,245
Exxon Mobil Corp.	2,615,200	236,597,144
Imperial Oil Ltd.	25,300	985,182
Noble Energy Inc.	72,400	4,173,860
Royal Dutch Shell PLC ADR Class A	487,900	32,381,923
Schlumberger Ltd.	45,300	3,308,259
Spectra Energy Corp.	399,950	12,226,472
Tidewater Inc.	154,191	8,494,382
Woodside Petroleum Ltd.	173,103	5,970,187

		529,886,703

6	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST GROWTH FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Retailers (2.87%)
Wal-Mart Stores Inc.	1,339,100	$100,218,244

Telecom & Telecom Equipment (3.58%)
AT&T Inc.	2,140,534	74,897,285
Corning Inc.	1,284,600	19,744,302
Verizon Communications Inc.	624,900	30,295,152

		124,936,739

Transportation (0.34%)
GATX Corp.	190,700	9,521,651
Union Pacific Corp.	14,400	2,226,528

		11,748,179

Utilities & Energy (0.59%)
Duke Energy Corp.	306,966	20,545,234

Total Common Stocks
(cost $1,146,036,701)		3,440,710,716

Short-term Investments (1.07%)
JPMorgan U.S. Government Money Market Fund	37,325,518	37,325,518

Total Short-term Investments
(cost $37,325,518)		37,325,518

TOTAL INVESTMENTS (99.62%)
(cost $1,183,362,219)		3,478,036,234
OTHER ASSETS, NET OF LIABILITIES (0.38%)		13,365,689

NET ASSETS (100.00%)		$3,491,401,923

(a)	Non-income producing security.

ADR - American Depositary Receipt

See accompanying notes to financial statements.	7

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS

May 31, 2013

(Unaudited)

	Shares	Value
Common Stocks (57.91%)
Agriculture, Foods, & Beverage (6.73%)
Archer-Daniels-Midland Co.	940,561	$30,314,281
Campbell Soup Co.	26,000	1,113,060
Coca-Cola Co., The	410,000	16,395,900
Kellogg Co.	310,000	19,235,500
Nestle SA ADR	252,500	16,745,800
PepsiCo Inc.	110,100	8,892,777
Sysco Corp.	165,300	5,587,140

		98,284,458

Banks (3.03%)
M&T Bank Corp.	58,300	6,115,670
Northern Trust Corp.	104,700	6,088,305
Suntrust Banks Inc.	54,300	1,742,487
Wells Fargo & Co.	747,600	30,315,181

		44,261,643

Building Materials & Construction (0.69%)
Lafarge SA	21,338	1,534,785
Vulcan Materials Co.	160,200	8,583,516

		10,118,301

Chemicals (5.92%)
Air Products & Chemicals Inc.	230,000	21,714,300
Dow Chemical Co., The	69,000	2,377,740
E.I. du Pont de Nemours & Co.	132,105	7,370,138
International Flavors & Fragrances Inc.	120,000	9,634,800
Novozymes A/S B Shares	124,350	4,311,741
Sigma-Aldrich Corp.	491,000	41,077,060

		86,485,779

Computer Software & Services (0.50%)
Automatic Data Processing Inc.	47,400	3,257,328
SAP AG	52,800	3,981,647

		7,238,975

Computers (3.42%)
Hewlett-Packard Co.	754,000	18,412,680
International Business Machines Corp.	152,100	31,639,842

		50,052,522

Consumer & Marketing (3.35%)
AptarGroup Inc.	134,100	7,606,152
Colgate-Palmolive Co.	80,000	4,627,200
Procter & Gamble Co., The	477,700	36,668,252

		48,901,604

Electronic/Electrical Manufacturing (2.61%)
Agilent Technologies Inc.	143,787	6,535,119
Emerson Electric Co.	98,600	5,665,556
General Electric Co.	796,300	18,569,716
KLA-Tencor Corp.	45,100	2,538,679
Linear Technology Corp.	130,100	4,878,750

		38,187,820

	Shares	Value
Common Stocks (Cont.)
Financial Services (0.40%)
Berkshire Hathaway Inc. Class A (a)	34	$5,824,200
Berkshire Hathaway Inc. Class B (a)	533	60,799

		5,884,999

Health Care (7.83%)
Abbott Laboratories	92,000	3,373,640
AbbVie Inc.	92,000	3,927,480
Allergan Inc.	154,800	15,401,052
Amgen Inc.	53,100	5,338,143
Baxter International Inc.	29,100	2,046,603
Eli Lilly & Co.	212,000	11,269,920
Johnson & Johnson	417,700	35,161,986
Medtronic Inc.	21,600	1,101,816
Merck & Co. Inc.	144,100	6,729,470
Pfizer Inc.	960,000	26,140,800
Teva Pharmaceutical Industries Ltd. Sponsored ADR	103,900	3,968,980

		114,459,890

Machinery & Manufacturing (4.04%)
3M Co.	124,600	13,739,642
Caterpillar Inc.	262,400	22,513,920
Deere & Co.	38,700	3,371,157
Donaldson Company Inc.	115,800	4,343,658
HNI Corp.	160,000	5,883,200
Illinois Tool Works Inc.	130,600	9,158,978

		59,010,555

Media & Broadcasting (4.61%)
Lee Enterprises Inc. Class A (a)	84,000	142,800
Walt Disney Co., The	1,065,995	67,242,965

		67,385,765

Mining & Metals (3.05%)
BHP Billiton PLC	169,900	4,932,421
Newmont Mining Corp.	29,200	1,000,976
Nucor Corp.	436,800	19,441,968
Rio Tinto PLC	153,825	6,660,729
Rio Tinto PLC ADR	293,000	12,516,960

		44,553,054

Oil & Gas (7.58%)
BG Group PLC	256,800	4,721,070
Bill Barrett Corp. (a)	100,000	2,257,000
Chevron Corp.	288,000	35,352,000
Devon Energy Corp.	76,170	4,330,265
Exxon Mobil Corp.	448,000	40,530,560
Noble Energy Inc.	39,800	2,294,470
Royal Dutch Shell PLC ADR Class A	216,400	14,362,468
Schlumberger Ltd.	25,900	1,891,477
Spectra Energy Corp.	79,650	2,434,900
Woodside Petroleum Ltd.	73,477	2,534,164

		110,708,374

8	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2013

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Retailers (1.42%)
Wal-Mart Stores Inc.	276,700	$20,708,228

Telecom & Telecom Equipment (2.17%)
AT&T Inc.	533,359	18,662,231
Cisco Systems Inc.	189,400	4,560,752
Corning Inc.	372,300	5,722,251
Verizon Communications Inc.	57,800	2,802,144

		31,747,378

Transportation (0.23%)
GATX Corp.	68,200	3,405,226

Utilities & Energy (0.33%)
Duke Energy Corp.	72,333	4,841,248

Total Common Stocks
(cost $298,973,546)		846,235,819

	Principal amount	Value
Corporate Bonds (17.07%)
Aerospace/Defense (0.07%)
Lockheed Martin Corp.
3.350%, 09/15/2021	$1,000,000	$1,024,718

Agriculture, Foods, & Beverage (1.32%)
General Mills Inc.
5.200%, 03/17/2015	500,000	539,336
Bottling Group LLC
5.500%, 04/01/2016	1,000,000	1,124,096
Hershey Co.
5.450%, 09/01/2016	500,000	568,890
Kraft Foods Inc.
6.500%, 08/11/2017	1,000,000	1,185,616
Coca-Cola Co., The
5.350%, 11/15/2017	2,000,000	2,335,856
Sysco Corp.
5.250%, 02/12/2018	1,000,000	1,160,893
Pepsico Inc.
5.000%, 06/01/2018	1,000,000	1,151,721
Kellogg Co.
4.000%, 12/15/2020	2,000,000	2,174,610
Pepsico Inc.
2.750%, 03/05/2022	1,000,000	993,046
Kellogg Co.
3.125%, 05/17/2022	1,000,000	1,008,954
Sysco Corp.
2.600%, 06/12/2022	1,000,000	971,682
Campbell Soup Co.
2.500%, 08/02/2022	1,000,000	940,221
Kellogg Co.
2.750%, 03/01/2023	1,000,000	971,558
Pepsico Inc.
2.750%, 03/01/2023	1,000,000	971,565

	Principal amount	Value
Corporate Bonds (Cont.)
Agriculture, Foods, & Beverage (Cont.)
Coca-Cola Co., The
2.500%, 04/01/2023	$2,000,000	$1,963,924
Hershey Co.
2.625%, 05/01/2023	1,300,000	1,277,117

		19,339,085

Automotive (0.28%)
Johnson Controls Inc.
4.250%, 03/01/2021	2,000,000	2,155,668
Toyota Motor Credit Corp.
3.300%, 01/12/2022	1,000,000	1,033,326
2.625%, 01/10/2023	1,000,000	968,100

		4,157,094

Banks (0.58%)
Wachovia Corp.
5.700%, 08/01/2013	750,000	756,207
Mellon Funding Corp.
5.200%, 05/15/2014	500,000	522,802
US Bank NA
4.950%, 10/30/2014	1,500,000	1,592,748
Wachovia Bank NA
5.600%, 03/15/2016	750,000	840,380
Bank of America NA
6.000%, 06/15/2016	1,000,000	1,114,227
5.300%, 03/15/2017	500,000	554,610
Wachovia Corp.
5.750%, 06/15/2017	750,000	866,621
Wachovia Bank NA
6.000%, 11/15/2017	500,000	588,462
Wells Fargo & Co.
5.625%, 12/11/2017	500,000	582,464
US Bancorp
3.000%, 03/15/2022	1,000,000	1,012,236

		8,430,757

Chemicals (0.75%)
E.I. du Pont de Nemours and Co.
4.875%, 04/30/2014	3,000,000	3,118,617
Praxair Inc.
4.625%, 03/30/2015	1,000,000	1,071,772
5.375%, 11/01/2016	1,000,000	1,144,052
2.450%, 02/15/2022	2,000,000	1,952,324
Monsanto Co.
2.200%, 07/15/2022	1,300,000	1,243,720
PPG Industries Inc.
2.700%, 08/15/2022	500,000	484,094
E.I. du Pont de Nemours and Co.
2.800%, 02/15/2023	1,000,000	987,408
Praxair Inc.
2.700%, 02/21/2023	1,000,000	992,367

		10,994,354

See accompanying notes to financial statements.	9

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2013

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Commercial Service/Supply (0.17%)
Pitney Bowes Inc.
5.750%, 09/15/2017	$500,000	$555,088
Cintas Corp. No. 2
3.250%, 06/01/2022	2,000,000	2,006,098

		2,561,186

Computer Software & Services (0.67%)
Microsoft Corp.
4.000%, 02/08/2021	2,000,000	2,212,690
2.125%, 11/15/2022	2,000,000	1,895,032
Intel Corp.
2.700%, 12/15/2022	2,000,000	1,924,806
Microsoft Corp.
2.375%, 05/01/2023	1,000,000	961,763
Texas Instruments Inc.
2.250%, 05/01/2023	3,000,000	2,808,399

		9,802,690

Computers (0.42%)
International Business Machines Corp.
5.700%, 09/14/2017	1,000,000	1,176,621
1.875%, 05/15/2019	3,000,000	3,023,445
1.625%, 05/15/2020	2,000,000	1,931,704

		6,131,770

Consumer & Marketing (1.51%)
Ecolab Inc.
4.875%, 02/15/2015	1,000,000	1,066,331
Procter & Gamble Co., The
3.150%, 09/01/2015	2,000,000	2,112,320
Kimberly-Clark Corp.
6.125%, 08/01/2017	1,500,000	1,786,056
Danaher Corp.
5.625%, 01/15/2018	1,000,000	1,174,026
McDonald’s Corp.
5.350%, 03/01/2018	1,000,000	1,175,154
Unilever Capital Corp.
4.250%, 02/10/2021	3,000,000	3,384,852
McDonald’s Corp.
3.625%, 05/20/2021	2,000,000	2,150,972
2.625%, 01/15/2022	1,000,000	995,781
Procter & Gamble Co., The
2.300%, 02/06/2022	1,000,000	982,947
Colgate-Palmolive Co.
2.300%, 05/03/2022	2,000,000	1,958,780
1.950%, 02/01/2023	1,000,000	934,985
2.100%, 05/01/2023	2,000,000	1,894,614
NIKE Inc.
2.250%, 05/01/2023	1,500,000	1,439,120
Kimberly-Clark Corp.
2.400%, 06/01/2023	1,000,000	961,957

		22,017,895

	Principal amount	Value
Corporate Bonds (Cont.)
Electronic/Electrical Manufacturing (0.12%)
Emerson Electric Co.
5.375%, 10/15/2017	$1,000,000	$1,156,284
5.250%, 10/15/2018	500,000	586,764

		1,743,048

Financial Services (0.52%)
JPMorgan Chase Bank NA
5.875%, 06/13/2016	500,000	565,714
General Electric Capital Corp.
5.375%, 10/20/2016	500,000	564,809
5.400%, 02/15/2017	500,000	567,768
5.625%, 09/15/2017	500,000	578,254
JPMorgan Chase Bank NA
6.000%, 10/01/2017	1,500,000	1,750,866
General Electric Capital Corp.
5.625%, 05/01/2018	500,000	585,402
JPMorgan Chase & Co.
4.500%, 01/24/2022	1,000,000	1,084,024
General Electric Capital Corp.
3.150%, 09/07/2022	1,000,000	976,369
JPMorgan Chase & Co.
3.200%, 01/25/2023	1,000,000	976,408

		7,649,614

Health Care (2.19%)
Schering-Plough Corp.
5.300%, 12/01/2013	1,000,000	1,024,008
Pfizer Inc.
4.500%, 02/15/2014	1,000,000	1,028,044
GlaxoSmithKline Capital Inc.
4.375%, 04/15/2014	3,000,000	3,101,865
AstraZeneca PLC
5.400%, 06/01/2014	2,000,000	2,095,284
Baxter International Inc.
1.850%, 01/15/2017	1,000,000	1,015,220
Eli Lilly & Co.
5.200%, 03/15/2017	1,000,000	1,139,487
Amgen Inc.
5.850%, 06/01/2017	1,000,000	1,162,081
Johnson & Johnson
5.550%, 08/15/2017	1,000,000	1,178,033
AstraZeneca PLC
5.900%, 09/15/2017	750,000	886,695
Bristol-Myers Squibb Co.
5.450%, 05/01/2018	500,000	592,646
GlaxoSmithKline Capital Inc.
5.650%, 05/15/2018	1,000,000	1,188,852
Baxter International Inc.
5.375%, 06/01/2018	2,000,000	2,341,152
AstraZeneca PLC
1.950%, 09/18/2019	500,000	502,475
Becton Dickinson & Co.
3.125%, 11/08/2021	1,000,000	1,020,454

10	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2013

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Health Care (Cont.)
Medtronic Inc.
3.125%, 03/15/2022	$2,000,000	$2,047,468
Bristol-Myers Squibb Co.
2.000%, 08/01/2022	1,500,000	1,393,256
Baxter International Inc.
2.400%, 08/15/2022	1,000,000	953,632
Merck & Co. Inc.
2.400%, 09/15/2022	1,000,000	959,561
Novartis Capital Corp.
2.400%, 09/21/2022	2,000,000	1,931,700
GlaxoSmithKline Capital Inc.
2.800%, 03/18/2023	1,000,000	980,622
Medtronic Inc.
2.750%, 04/01/2023	500,000	488,170
Merck & Co. Inc.
2.800%, 05/18/2023	3,000,000	2,938,545
Pfizer Inc.
3.000%, 06/15/2023	2,000,000	1,994,826

		31,964,076

Machinery & Manufacturing (1.70%)
3M Co.
4.375%, 08/15/2013	1,000,000	1,007,875
Cooper U.S. Inc.
5.450%, 04/01/2015	500,000	540,354
Ingersoll-Rand Co. Ltd.
4.750%, 05/15/2015	1,000,000	1,067,021
Eaton Corp.
5.300%, 03/15/2017	1,500,000	1,690,516
John Deere Capital Corp.
5.500%, 04/13/2017	1,000,000	1,148,635
Cooper U.S. Inc.
6.100%, 07/01/2017	1,000,000	1,165,699
United Technologies Corp.
5.375%, 12/15/2017	1,500,000	1,748,074
Dover Corp.
5.450%, 03/15/2018	1,000,000	1,177,090
Caterpillar Financial Services Corp.
5.450%, 04/15/2018	1,000,000	1,175,968
Caterpillar Inc.
3.900%, 05/27/2021	2,000,000	2,171,206
John Deere Capital Corp.
2.750%, 03/15/2022	1,000,000	993,027
Caterpillar Financial Services Corp.
2.850%, 06/01/2022	1,000,000	997,637
United Technologies Corp.
3.100%, 06/01/2022	1,000,000	1,022,093
Deere & Co.
2.600%, 06/08/2022	2,000,000	1,977,780
Covidien International
3.200%, 06/15/2022	2,000,000	2,039,362
3M Co.
2.000%, 06/26/2022	1,500,000	1,454,986
Thermo Fisher Scientific Inc.
3.150%, 01/15/2023	1,000,000	964,477

	Principal amount	Value
Corporate Bonds (Cont.)
Machinery & Manufacturing (Cont.)
Caterpillar Financial Services Corp.
2.625%, 03/01/2023	$1,000,000	$967,684
Covidien International
2.950%, 06/15/2023	1,000,000	982,885
Total Capital Canada Ltd.
2.750%, 07/15/2023	500,000	485,749

		24,778,118

Media & Broadcasting (0.29%)
Walt Disney Co., The
6.000%, 07/17/2017	1,000,000	1,183,988
Comcast Corp.
3.125%, 07/15/2022	2,000,000	2,035,766
Reed Elsevier Capital (b)
3.125%, 10/15/2022	1,000,000	964,051

		4,183,805

Mining & Metals (0.54%)
BHP Billiton Finance USA Ltd.
5.250%, 12/15/2015	2,000,000	2,221,734
5.400%, 03/29/2017	500,000	573,143
Alcoa Inc.
5.720%, 02/23/2019	2,244,000	2,399,597
BHP Billiton Finance USA Ltd.
3.250%, 11/21/2021	1,000,000	1,032,921
Alcoa Inc.
5.870%, 02/23/2022	756,000	776,144
Rio Tinto Finance USA Ltd. PLC
2.875%, 08/21/2022	1,000,000	953,401

		7,956,940

Oil & Gas (1.39%)
ConocoPhillips Canada
5.625%, 10/15/2016	500,000	574,323
Shell International Finance
5.200%, 03/22/2017	1,000,000	1,147,385
Total Capital International SA
1.550%, 06/28/2017	1,500,000	1,504,358
Marathon Oil Corp.
5.900%, 03/15/2018	1,000,000	1,171,552
ConocoPhillips
5.200%, 05/15/2018	1,000,000	1,161,381
Chevron Corp.
4.950%, 03/03/2019	3,000,000	3,514,170
BP Capital Markets PLC
4.750%, 03/10/2019	3,000,000	3,428,322
Shell International Finance
4.300%, 09/22/2019	1,000,000	1,142,040
Trans-Canada Pipelines
2.500%, 08/01/2022	2,000,000	1,911,116
Shell International Finance
2.375%, 08/21/2022	1,000,000	961,736
Chevron Corp.
2.355%, 12/05/2022	1,000,000	963,917

See accompanying notes to financial statements.	11

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2013

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Oil & Gas (Cont.)
Total Capital International SA
2.700%, 01/25/2023	$1,000,000	$975,200
Occidental Petroleum Corp.
2.700%, 02/15/2023	2,000,000	1,931,774

		20,387,274

Retailers (1.00%)
Lowe’s Companies Inc.
5.000%, 10/15/2015	1,000,000	1,099,766
Home Depot Inc.
5.400%, 03/01/2016	1,000,000	1,123,575
Target Corp.
5.875%, 07/15/2016	1,300,000	1,496,364
Lowe’s Companies Inc.
5.400%, 10/15/2016	1,000,000	1,143,739
Target Corp.
5.375%, 05/01/2017	1,500,000	1,727,928
6.000%, 01/15/2018	500,000	598,244
Wal-Mart Stores Inc.
5.800%, 02/15/2018	1,000,000	1,193,889
4.250%, 04/15/2021	2,000,000	2,239,242
Lowe’s Companies Inc.
3.120%, 04/15/2022	1,000,000	1,014,367
Home Depot Inc.
2.700%, 04/01/2023	2,000,000	1,947,576
Wal-Mart Stores Inc.
2.550%, 04/11/2023	1,000,000	961,021

		14,545,711

Telecom & Telecom Equipment (0.50%)
Verizon Communications Inc.
5.500%, 02/15/2018	500,000	580,802
AT&T Inc.
3.000%, 02/15/2022	3,000,000	2,990,811
Vodafone Group PLC
2.500%, 09/26/2022	1,000,000	935,541
Verizon Communications Inc.
2.450%, 11/01/2022	2,000,000	1,871,198
Vodafone Group PLC
2.950%, 02/19/2023	1,000,000	963,838

		7,342,190

Transportation (0.42%)
United Parcel Service Inc.
5.500%, 01/15/2018	1,000,000	1,175,793
Burlington North Santa Fe
3.050%, 09/01/2022	500,000	497,990
United Parcel Service Inc.
2.450%, 10/01/2022	2,000,000	1,944,482
Burlington North Santa Fe
3.000%, 03/15/2023	1,500,000	1,479,900
Union Pacific Corp.
2.750%, 04/15/2023	1,000,000	977,913

		6,076,078

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (2.63%)
Commonwealth Edison Co.
4.700%, 04/15/2015	$1,000,000	$1,072,859
Georgia Power Co.
5.250%, 12/15/2015	2,000,000	2,220,670
Union Electric Co.
5.400%, 02/01/2016	2,000,000	2,225,160
Consolidated Edison Co. NY
5.300%, 12/01/2016	1,000,000	1,143,480
Georgia Power Co.
5.700%, 06/01/2017	1,000,000	1,165,153
MidAmerican Energy Co.
5.950%, 07/15/2017	500,000	589,342
NSTAR Electric Co.
5.625%, 11/15/2017	1,500,000	1,772,430
Northern States Power Co.
5.250%, 03/01/2018	1,000,000	1,174,102
PECO Energy Co.
5.350%, 03/01/2018	1,000,000	1,174,653
Commonwealth Edison Co.
5.800%, 03/15/2018	500,000	591,506
Ameren Union Electric
6.000%, 04/01/2018	1,000,000	1,181,158
Consolidated Edison Co. NY
5.850%, 04/01/2018	500,000	597,304
Duke Energy Carolinas
5.100%, 04/15/2018	1,000,000	1,163,757
Public Service Electric and Gas Co.
5.300%, 05/01/2018	500,000	586,012
Southern California Edison Co.
3.875%, 06/01/2021	2,000,000	2,204,118
Carolina Power & Light Co.
2.800%, 05/15/2022	2,000,000	2,003,130
Georgia Power Co.
2.850%, 05/15/2022	1,000,000	996,857
Detroit Edison Co.
2.650%, 06/15/2022	500,000	495,629
CenterPoint Energy Houston LLC
2.250%, 08/01/2022	1,000,000	956,618
Baltimore Gas & Electric Co.
2.800%, 08/15/2022	1,000,000	985,592
Northern States Power Co.
2.150%, 08/15/2022	500,000	475,765
Pacific Gas & Electric
2.450%, 08/15/2022	1,000,000	967,037
Ameren Illinois Co.
2.700%, 09/01/2022	1,000,000	983,070
PPL Electric Utilities
2.500%, 09/01/2022	500,000	487,454
PECO Energy Co.
2.375%, 09/15/2022	500,000	483,530
Public Service of Colorado
2.250%, 09/15/2022	1,000,000	958,487
Tampa Electric Co.
2.600%, 09/15/2022	500,000	489,460

12	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2013

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
General Electric Co.
2.700%, 10/09/2022	$1,000,000	$982,905
NSTAR Electric Co.
2.375%, 10/15/2022	500,000	478,209
Emerson Electric Co.
2.625%, 02/15/2023	1,000,000	983,540
Public Service Company of Colorado
2.500%, 03/15/2023	1,000,000	969,466
Virginia Electric & Power Co.
2.750%, 03/15/2023	1,000,000	993,184
Northern States Power Co.
2.600%, 05/15/2023	1,000,000	977,629
Public Service Electric and Gas Co.
2.375%, 05/15/2023	2,000,000	1,916,532
Florida Power & Light Co.
2.750%, 06/01/2023	2,000,000	1,984,444

		38,430,242

Total Corporate Bonds
(cost $237,221,957)		249,516,645

Foreign Government Bonds (0.20%)
Province of New Brunswick (Canada)
5.200%, 02/21/2017	2,500,000	2,875,000

Total Foreign Government Bonds
(cost $2,495,988)		2,875,000

Government Agency Securities (c) (1.41%)
Agency Commercial Mortgage-Backed Securities (1.17%)
Federal Home Loan Mortgage Corp.
2.789%, 01/25/2022	10,000,000	10,110,660
Federal National Mortgage Association
2.715%, 02/25/2022	7,000,000	6,985,804

		17,096,464

Agency Notes & Bonds (0.24%)
Tennessee Valley Authority
5.500%, 07/18/2017	1,000,000	1,176,899
3.875%, 02/15/2021	2,000,000	2,259,308

		3,436,207

Total Government Agency Securities
(cost $20,176,117)		20,532,671

U.S. Treasury Obligations (20.93%)
U.S. Treasury Notes
4.250%, 08/15/2013	10,000,000	10,084,380
4.250%, 11/15/2013	10,000,000	10,185,940
4.000%, 02/15/2014	10,000,000	10,271,090
4.250%, 11/15/2014	20,000,000	21,158,600
4.000%, 02/15/2015	15,000,000	15,945,120
4.125%, 05/15/2015	20,000,000	21,477,340
4.500%, 02/15/2016	15,000,000	16,626,570
5.125%, 05/15/2016	20,000,000	22,695,320
4.625%, 02/15/2017	20,000,000	22,850,000

	Principal amount	Value
U.S. Treasury Obligations (Cont.)
U.S. Treasury Notes (Cont.)
3.250%, 03/31/2017	$5,000,000	$5,473,440
3.500%, 02/15/2018	20,000,000	22,335,940
3.750%, 11/15/2018	10,000,000	11,385,160
3.125%, 05/15/2019	20,000,000	22,135,940
3.625%, 08/15/2019	10,000,000	11,371,880
3.375%, 11/15/2019	10,000,000	11,239,840
3.625%, 02/15/2020	10,000,000	11,403,910
3.500%, 05/15/2020	20,000,000	22,637,500
3.625%, 02/15/2021	10,000,000	11,396,090
2.000%, 11/15/2021	25,000,000	25,220,700

Total U.S. Treasury Obligations
(cost $281,774,913)		305,894,760

	Shares	Value
Short-term Investments (2.16%)
JPMorgan U.S. Government Money Market Fund	31,567,523	$31,567,523

Total Short-term Investments
(cost $31,567,523)		31,567,523

TOTAL INVESTMENTS (99.68%)
(cost $872,210,044)		1,456,622,418
OTHER ASSETS, NET OF LIABILITIES (0.32%)		4,689,802

NET ASSETS (100.00%)		$1,461,312,220

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2013, the value of the security amounted to $964,051 or 0.07% of net assets.
(c)	The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

ADR - American Depositary Receipt

See accompanying notes to financial statements.	13

STATE FARM ASSOCIATES’ FUNDS TRUST INTERIM FUND

SCHEDULE OF INVESTMENTS

May 31, 2013

(Unaudited)

	Principal amount	Value
U.S. Treasury Obligations (95.19%)
U.S. Treasury Notes
4.250%, 08/15/2013	$10,000,000	$10,084,380
3.125%, 09/30/2013	15,000,000	15,148,830
4.000%, 02/15/2014	10,000,000	10,271,090
4.750%, 05/15/2014	10,000,000	10,434,770
2.625%, 06/30/2014	10,000,000	10,263,280
4.250%, 08/15/2014	10,000,000	10,487,500
4.250%, 11/15/2014	5,000,000	5,289,650
4.000%, 02/15/2015	5,000,000	5,315,040
4.125%, 05/15/2015	5,000,000	5,369,335
1.750%, 07/31/2015	10,000,000	10,302,340
4.250%, 08/15/2015	20,000,000	21,706,240
2.625%, 02/29/2016	10,000,000	10,587,500
2.625%, 04/30/2016	20,000,000	21,218,760
1.500%, 06/30/2016	8,000,000	8,231,872
2.750%, 11/30/2016	10,000,000	10,718,750
3.000%, 02/28/2017	10,000,000	10,838,280
2.375%, 07/31/2017	10,000,000	10,630,470
1.875%, 08/31/2017	10,000,000	10,423,440
1.875%, 09/30/2017	10,000,000	10,416,410
1.875%, 10/31/2017	10,000,000	10,419,530
2.250%, 11/30/2017	10,000,000	10,585,940
2.750%, 12/31/2017	12,500,000	13,512,700
2.625%, 01/31/2018	20,000,000	21,518,760
2.750%, 02/28/2018	10,000,000	10,825,000
2.875%, 03/31/2018	10,000,000	10,882,810
2.625%, 04/30/2018	10,000,000	10,768,750
2.375%, 05/31/2018	10,000,000	10,647,660
2.375%, 06/30/2018	10,000,000	10,650,000
2.250%, 07/31/2018	10,000,000	10,585,160
1.375%, 09/30/2018	10,000,000	10,124,220
1.375%, 11/30/2018	10,000,000	10,108,590
1.375%, 12/31/2018	10,000,000	10,098,440
1.250%, 01/31/2019	10,000,000	10,022,660
1.500%, 03/31/2019	10,000,000	10,136,720
1.125%, 05/31/2019	10,000,000	9,896,090

Total U.S. Treasury Obligations
(cost $382,595,127)		388,520,967

	Shares	Value
Short-term Investments (4.44%)
JPMorgan U.S. Government Money Market Fund	18,100,535	$18,100,535

Total Short-term Investments
(cost $18,100,535)		18,100,535

TOTAL INVESTMENTS (99.63%)
(cost $400,695,662)		406,621,502
OTHER ASSETS, NET OF LIABILITIES (0.37%)		1,516,463

NET ASSETS (100.00%)		$408,137,965

14	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS

May 31, 2013

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (97.39%)
Alabama (1.77%)
City of Hoover, Alabama, General Obligation Warrants (Prerefunded to 03-01-2014 @ 102) (b)	5.000%	03/01/2017	Aa1	$2,000,000	$2,110,940
City of Phenix City, General Obligation Warrants, Series 2010-B	5.000%	02/01/2019	AA-	1,030,000	1,233,404
City of Athens, Alabama, General Obligation Warrants	4.000%	09/01/2019	AA-	1,145,000	1,343,909
Board of Education of the City of Hoover, Capital Outlay Warrants, Series 2005	3.500%	02/15/2026	Aa2	985,000	999,578
City of Madison (Alabama), General Obligation School Warrants, Series 2009	5.250%	02/01/2027	Aa2	2,540,000	2,913,380
City of Madison (Alabama), General Obligation School Warrants, Series 2009	5.250%	02/01/2028	Aa2	1,500,000	1,711,995
City of Florence (Alabama), Water and Sewer Revenue Warrants, Series 2011	5.000%	08/15/2029	A1	1,620,000	1,830,389

					12,143,595

Alaska (1.56%)
Municipality of Anchorage, Alaska, Senior Lien Refunding Electric Revenue Bonds, 1996	6.500%	12/01/2014	NR	2,000,000	2,154,720
Municipality of Anchorage, Alaska, Senior Lien Electric Revenue Bonds, 2009 Series A (Tax-Exempt)	4.000%	12/01/2021	A+	1,955,000	2,094,509
Municipality of Anchorage, Alaska, Wastewater Revenue and Refunding Bonds, 2007	4.625%	05/01/2022	AA	585,000	633,011
Municipality of Anchorage, Alaska, Water Revenue and Refunding Bonds, 2007	4.625%	05/01/2022	AA	295,000	319,211
Municipality of Anchorage, Alaska, 2007 General Obligation Refunding Bonds, Series B (Schools)	4.500%	09/01/2022	AA+	1,000,000	1,102,810
Municipality of Anchorage, Alaska, Wastewater Revenue and Refunding Bonds, 2007	4.750%	05/01/2023	AA	645,000	698,664
Municipality of Anchorage, Alaska, Water Revenue and Refunding Bonds, 2007	4.750%	05/01/2023	AA	1,110,000	1,202,352
Municipality of Anchorage, Alaska, 2005 General Obligation Bonds, Series F (General Purpose)	4.125%	09/01/2023	Aa2	1,000,000	1,049,650
Matanuska Susitna Borough, Alaska General Obligation Unlimited Bonds	5.500%	07/01/2025	Aa2	1,190,000	1,405,378

					10,660,305

Arizona (5.37%)
Salt River Project Agricultural Improvement and Power District, Arizona, Salt River Project Electric System Refunding Revenue Bonds, 2002 Series C	5.000%	01/01/2015	AA	900,000	903,060
Maricopa County, Arizona, Cave Creek Unified School District No. 93, School Improvement Bonds, Project of 2000, Series C (2006)	4.250%	07/01/2015	A+	525,000	560,464
Tucson Unified School District No. 1 of Pima County, Arizona, Refunding Bonds, Tax-Exempt Series 2011	4.000%	07/01/2016	AA-	450,000	491,458
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009), (Bank Qualified)	4.000%	07/01/2019	A+	500,000	563,305
City of Glendale, Arizona, General Obligation Refunding Bonds, Series 2010	5.000%	07/01/2019	A-	4,180,000	4,870,202
Tucson Unified School District No. 1 of Pima County, Arizona, Refunding Bonds, Tax-Exempt Series 2011	5.000%	07/01/2020	AA-	1,965,000	2,354,797
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009), (Bank Qualified)	5.000%	07/01/2021	A+	500,000	582,560
Maricopa County, Arizona, Tempe Elementary School District No. 3, School Improvement Bonds, Project of 2005, Series B (2007)	4.500%	07/01/2021	Aa2	2,500,000	2,723,775
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Series A (2012)	3.000%	07/01/2021	Aa2	1,000,000	1,052,050
Tucson Unified School District No. 1 of Pima County, Arizona, School Improvement Bonds, Project of 2004, Series C (2007)	4.500%	07/01/2021	A+	1,000,000	1,112,210
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Series A (2012)	3.000%	07/01/2022	Aa2	720,000	748,454
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	3.000%	07/01/2022	A+	1,500,000	1,546,965
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	5.000%	07/01/2022	A+	500,000	595,970
Tucson Unified School District No. 1 of Pima County, Arizona, Refunding Bonds, Tax-Exempt Series 2011	5.000%	07/01/2022	AA-	1,000,000	1,205,390
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement
Bonds, Project of 2007, Series B (2009), (Bank Qualified)	5.000%	07/01/2023	A+	1,000,000	1,146,080
Litchfield Elementary School District No. 79 of Maricopa County, Arizona, School Improvement Bonds, Project of 2009, Series A (2011)	5.000%	07/01/2023	Aa2	1,000,000	1,177,700
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Series A (2012)	3.000%	07/01/2023	Aa2	1,360,000	1,398,148

See accompanying notes to financial statements.	15

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2013

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Arizona (Cont.)
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Series B (2013)	3.000%	07/01/2023	Aa2	$2,575,000	$2,654,181
Pima County, Arizona, General Obligation Bonds, Series 2009A	4.000%	07/01/2023	AA-	1,500,000	1,621,620
Pima County, Arizona, Sewer System Revenue Obligations, Series 2012A	5.000%	07/01/2023	A+	1,060,000	1,254,998
Pinal County Community College District of Pinal County, Arizona, General Obligation Bonds, Project of 2008, Series B (2012)	4.500%	07/01/2023	AA-	1,705,000	1,906,548
Salt River Project Agricultural Improvement and Power District, Arizona, Salt River Project Electric System Refunding Revenue Bonds, 2008 Series A	5.000%	01/01/2024	AA	1,500,000	1,707,630
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009), (Bank Qualified)	5.000%	07/01/2024	A+	1,000,000	1,138,200
Phoenix Union High School District No. 210 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Tax-Exempt Series A (2012)	4.000%	07/01/2024	Aa2	1,165,000	1,273,368
Pima County, Arizona, General Obligation Bonds, Series 2012A	4.000%	07/01/2026	AA-	2,000,000	2,141,360

					36,730,493

Arkansas (2.15%)
Beaver Water District of Benton and Washington Counties, Arkansas, Water Refunding Revenue Bonds, Series 2010	3.000%	11/15/2019	AA+	1,390,000	1,492,804
Little Rock School District of Pulaski County, Arkansas, Refunding Bonds	3.000%	02/01/2020	Aa3	1,250,000	1,282,800
Cabot School District No. 4 of Lonoke County, Arkansas, Refunding Bonds	3.000%	02/01/2021	Aa3	645,000	653,559
Conway School District No. 1 of Faulkner County, Arkansas Refunding Bonds (Prerefunded to 02-01-2015 @ 100)(b)	4.000%	02/01/2021	Aa3	1,515,000	1,606,718
City of Little Rock, Arkansas, Sewer Construction Revenue Bonds, Series 2007A	4.500%	06/01/2021	Aa3	1,320,000	1,456,052
Cabot School District No. 4 of Lonoke County, Arkansas, Refunding Bonds	3.000%	02/01/2022	Aa3	660,000	662,297
Rogers School District No. 30 of Benton County, Arkansas Refunding Bonds	3.000%	02/01/2022	Aa3	1,000,000	1,009,730
Bentonville School District No. 6 of Benton County, Arkansas Construction Bonds, Series E	3.000%	06/01/2022	Aa2	980,000	992,524
City of Little Rock, Arkansas, Sewer Revenue Bonds, Series 2008	5.125%	10/01/2022	Aa3	100,000	115,591
Cabot School District No. 4 of Lonoke County, Arkansas, Refunding Bonds	3.000%	02/01/2023	Aa3	675,000	671,058
City of Little Rock, Arkansas, Sewer Revenue Bonds, Series 2008	5.250%	10/01/2024	Aa3	335,000	386,225
Springdale School District No. 50 of Washington County, Arkansas Refunding and Construction Bonds, Series A	4.000%	06/01/2025	Aa2	2,000,000	2,130,440
City of Fort Smith, Arkansas, Water and Sewer Refunding and Construction Revenue Bonds, Series 2008	5.250%	10/01/2028	A	1,500,000	1,677,330
City of Little Rock, Arkansas, Sewer Revenue Bonds, Series 2008	5.500%	10/01/2030	Aa3	500,000	575,105

					14,712,233

California (4.19%)
Calleguas-Las Virgines, Public Financing Authority Revenue Bonds, Series A (Calleguas Municipal Water District Project) (Prerefunded to 07-01-2013 @ 100) (b)	5.000%	07/01/2015	AAA	1,000,000	1,003,470
Golden West Schools Financing Authority, 2005 General Obligation Revenue Bonds	5.000%	08/01/2015	AA	1,515,000	1,661,319
State of California, Various Purpose General Obligation Refunding Bonds (Prerefunded to 11-01-2013 @ 100) (b)	5.250%	11/01/2015	AA+	2,145,000	2,188,522
State of California, Various Purpose General Obligation Refunding Bonds (Prerefunded to 11-01-2013 @ 100) (b)	5.250%	11/01/2015	A-	855,000	872,707
State of California, Various Purpose General Obligation Refunding Bonds (Prerefunded to 08-01-2013 @ 100) (b)	5.000%	02/01/2017	AA+	3,155,000	3,178,568
State of California, Various Purpose General Obligation Refunding Bonds (Prerefunded to 08-01-2013 @ 100) (b)	5.000%	02/01/2017	A-	95,000	95,717
Chino Valley Unified School District, (County of San Bernadino, California) General Obligation Bonds, 2002 Election, Series B (Prerefunded to 08-01-2013 @ 100) (b)	5.000%	08/01/2017	A+	1,560,000	1,571,653
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.500%	05/01/2021	AA	740,000	818,721
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.625%	05/01/2022	AA	770,000	851,458
Santa Barbara Schools Financing Authority 2007 General Obligation Revenue Bonds, Series A (Santa Barbara Elementary School District General Obligation Bond Refunding) (Santa Barbara County, California)	4.750%	08/01/2022	Aa3	1,160,000	1,292,948

16	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2013

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
California (Cont.)
City of San Jose, General Obligation Bonds, Series 2007 (Parks and Public Safety Projects)	4.500%	09/01/2022	Aa1	$2,900,000	$3,088,123
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.750%	05/01/2023	AA	810,000	896,395
Kern High School District (Kern County, California), General Obligation Bonds, 2004 Election, Series C	4.750%	08/01/2023	A+	1,685,000	1,777,119
Santa Barbara Schools Financing Authority 2007 General Obligation Revenue Bonds, Series B (Santa Barbara High School District General Obligation Bond Refunding) (Santa Barbara County, California)	4.750%	08/01/2023	Aa3	1,435,000	1,598,863
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.750%	05/01/2024	AA	845,000	929,787
Carmel Unified School District (Monterey County, California), General Obligation Bonds, Election of 2005, Series 2008	4.750%	08/01/2025	AAA	575,000	640,441
Marin Community College District (Marin County, California), Election of 2004 General Obligation Bonds, Series C	4.000%	08/01/2025	AA	1,115,000	1,237,672
Marin Community College District (Marin County, California), Election of 2004 General Obligation Bonds, Series C	4.250%	08/01/2026	AA	1,275,000	1,421,727
Santa Barbara Community College District, (Santa Barbara County, California), General Obligation Bonds, Election of 2008, Series A	5.250%	08/01/2026	Aa1	1,555,000	1,789,012
Santa Clara Unified School District (Santa Clara County, California), General Obligation Bonds, Election of 2004, Series 2008	4.875%	07/01/2027	AA	1,000,000	1,058,840
Placentia-Yorba Linda Unified School District, (Orange County, California), General Obligation Bonds, 2002 Election, Series C (Prerefunded to 08-01-2015 @ 100) (b)	5.000%	08/01/2029	AA-	600,000	660,270

					28,633,332

Colorado (3.23%)
City of Colorado Springs, Colorado, Utilities System, Subordinate Lien Improvement Revenue Bonds, Series 2005B.	4.750%	11/15/2015	Aa2	510,000	562,596
Highlands Ranch Metropolitan District No. 2, (Douglas County, Colorado) General Obligation Refunding Bonds, Series 2005	4.500%	06/15/2017	AA+	1,705,000	1,832,704
City of Colorado Springs, Colorado, Utilities System Subordinate Lien Improvement Revenue Bonds, Series 2005B (Prerefunded to 11-15-2015 @ 100) (b)	4.750%	11/15/2019	Aa2	600,000	664,980
El Paso County School District No. 20 (Academy), El Paso County, Colorado, General Obligation Refunding Bonds, Series 2012	3.000%	12/15/2021	Aa2	2,255,000	2,396,366
Jefferson County, Colorado, School District No. 1	5.000%	12/15/2021	AA-	3,000,000	3,665,550
St. Vrain Valley School District No. RE-1J, (Boulder, Larimer and Weld Counties, and the City and County of Broomfield, Colorado), General Obligation Refunding Bonds, Series 2012	3.000%	12/15/2021	Aa2	2,820,000	2,996,786
Cherry Creek School District No. 5, (Arapahoe County, Colorado), General Obligation Bonds, Series 2012B	3.000%	12/15/2023	AA	4,215,000	4,392,662
City of Aurora, Colorado, First-Lien Water Refunding Revenue Bonds, Series 2008A	4.750%	08/01/2025	Aa2	1,500,000	1,701,870
City of Aurora, Colorado, First-Lien Water Refunding Revenue Bonds, Series 2008A	4.750%	08/01/2026	Aa2	1,465,000	1,657,545
City of Aurora, Colorado, First-Lien Water Improvement Revenue Bonds, Series 2007A	5.000%	08/01/2032	Aa2	2,000,000	2,232,980

					22,104,039

Connecticut (2.28%)
The University of Connecticut, General Obligation Bonds, Series A 2004 (Prerefunded to 01-15-2014 @ 100) (b)	5.000%	01/15/2018	Aa3	600,000	617,430
Town of New Canaan, Connecticut, General Obligation Refunding Bonds, Issue of 2010, Series A	5.000%	06/15/2020	Aaa	500,000	583,125
Town of Trumbull, Connecticut, General Obligation Refunding Bonds, Issue of 2009	4.000%	09/15/2020	Aa2	525,000	593,260
Town of Stonington, Connecticut, General Obligation Bonds, Issue of 2012	3.000%	04/01/2021	Aa1	600,000	629,856
Town of Trumbull, Connecticut, General Obligation Refunding Bonds, Issue of 2009	4.000%	09/15/2021	Aa2	500,000	556,835
State of Connecticut, General Obligation Refunding Bonds, 2006 Series E	4.500%	12/15/2021	Aa3	1,900,000	2,107,594
Town of Stonington, Connecticut, General Obligation Bonds, Issue of 2012	3.000%	04/01/2022	Aa1	600,000	619,842
Town of Darien, Connecticut, General Obligation Refunding Bonds, Issue of 2012, Series B	2.000%	08/01/2022	Aaa	1,550,000	1,493,704
City of Stamford, Connecticut, General Obligation Bonds, Issue of 2013	2.000%	02/01/2023	Aa1	2,450,000	2,345,704

See accompanying notes to financial statements.	17

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2013

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Connecticut (Cont.)
Town of Bethel, Connecticut, General Obligation Sewer Bonds, Issue of 2009, Series B	4.000%	11/15/2023	AA+	$620,000	$652,389
City of Stamford, Connecticut, General Obligation Bonds, Issue of 2013	2.250%	02/01/2024	Aa1	2,400,000	2,323,920
Town of New Canaan, Connecticut, General Obligation Refunding Bonds, Issue of 2010, Series A	4.000%	06/15/2024	Aaa	1,000,000	1,083,240
State of Connecticut Health and Education Facilities Authority Revenue Bonds, Yale University Issue Series T-1	4.700%	07/01/2029	Aaa	1,800,000	1,998,072

					15,604,971

Delaware (0.63%)
State of Delaware, General Obligation Bonds, Series 2007A (Prerefunded to 05-01-2015 @ 100) (b)	4.250%	05/01/2021	Aaa	1,125,000	1,209,814
New Castle County, Delaware, General Obligation Bonds, Series 2012B	3.000%	07/15/2023	Aaa	1,000,000	1,052,180
The State of Delaware, General Obligation Bonds, Series 2013B	3.000%	02/01/2024	Aaa	2,000,000	2,056,580

					4,318,574

Florida (5.77%)
City of Titusville, Florida, Water and Sewer Revenue Refunding Bonds, Series 2010	5.000%	10/01/2018	A+	1,000,000	1,156,740
Pasco County, Florida, Water and Sewer Refunding Revenue Bonds, Series 2006	4.500%	10/01/2019	Aa2	2,025,000	2,201,600
City of Pompano Beach, Florida, Water and Sewer Refunding Revenue Bonds Series 2006B	4.500%	07/01/2020	NR	1,220,000	1,245,766
JEA Florida, Water and Sewer System Revenue Bonds, 2010 Series D	3.600%	10/01/2020	Aa2	1,220,000	1,271,411
Pasco County, Florida, Water and Sewer Revenue Bonds, Series 2009A	5.000%	10/01/2020	Aa2	1,390,000	1,614,944
Fort Lauderdale, Florida, Water and Sewer Revenue Bonds	4.000%	03/01/2021	Aa1	1,170,000	1,297,881
State of Florida, State Board of Education, Public Education Capital Outlay Bonds 2004 Series D	4.375%	06/01/2021	Aa1	1,000,000	1,093,900
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2006A	4.200%	07/01/2021	Aa3	3,500,000	3,784,165
City of Titusville, Florida, Water and Sewer Revenue Refunding Bonds, Series 2010	5.000%	10/01/2021	A+	600,000	683,832
Orlando Utilities Commission, Utility System Revenue Refunding Bonds, Series 2006	4.750%	10/01/2021	Aa2	1,000,000	1,116,300
Pasco County, Florida, Water and Sewer Revenue Bonds, Series 2009A	4.000%	10/01/2021	Aa2	1,455,000	1,584,524
Fort Lauderdale, Florida, Water and Sewer Revenue Bonds	4.000%	03/01/2022	Aa1	1,215,000	1,329,939
Coral Springs Improvement District, Subordinate Water and Sewer Revenue Bonds, Series 2007	4.375%	06/01/2022	NR	1,500,000	1,563,225
JEA Florida, Electric System Revenue Bonds, Series Three 2009A	5.000%	10/01/2022	AA-	1,820,000	1,879,587
Tohopekaliga Water Authority, Utility System Revenue Refunding Bonds, Series 2011A	5.000%	10/01/2022	Aa2	365,000	428,371
Fort Lauderdale, Florida, Water and Sewer Revenue Bonds	4.000%	09/01/2023	Aa1	1,290,000	1,390,272
Tohopekaliga Water Authority, Utility System Revenue Refunding Bonds, Series 2011A	5.000%	10/01/2023	Aa2	200,000	233,100
City of Hollywood, Florida, General Obligation Bonds, Series 2005	5.000%	06/01/2024	A	3,000,000	3,205,590
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2006A	4.250%	07/01/2024	Aa3	2,500,000	2,668,600
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2010B	5.000%	07/01/2024	Aa3	2,000,000	2,363,280
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2010B	5.000%	07/01/2025	Aa3	2,485,000	2,913,290
City of West Palm Beach, Florida, Utility System Revenue Refunding Bonds, Series 2008A	5.000%	10/01/2026	AA-	2,000,000	2,292,740
State of Florida, State Board of Education, Public Education Capital Outlay Bonds, 2004 Series C	4.750%	06/01/2029	Aa1	2,000,000	2,135,680

					39,454,737

Georgia (1.70%)
Cherokee County Water and Sewerage Authority (Georgia), Water and Sewerage Revenue Refunding Bonds, Series 2010	3.500%	08/01/2020	Aa2	200,000	220,046
Cherokee County Water and Sewerage Authority (Georgia), Water and Sewerage Revenue Refunding Bonds, Series 2010	4.000%	08/01/2021	Aa2	250,000	279,462
Fayette County, Georgia, Water Revenue Bond, Series 2009	5.000%	10/01/2021	Aa2	1,790,000	2,117,874
Henry County and Henry County Water and Sewerage Authority (Georgia), Water and Sewerage Revenue Refunding Bonds, Series 2010	5.000%	02/01/2022	Aa2	1,000,000	1,217,490
Fulton County, Georgia, Water and Sewerage Revenue Refunding Bonds, Series 2011	5.000%	01/01/2024	Aa3	1,660,000	1,947,147
Fayette County, Georgia, Water Revenue Bond, Series 2009	4.375%	10/01/2024	Aa2	750,000	834,525

18	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2013

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Georgia (Cont.)
Unified Government of Athens-Clarke County, Georgia, Water and Sewerage Revenue Bonds, Series 2008	5.625%	01/01/2028	AA-	$1,000,000	$1,184,430
Forsyth County, Georgia, General Obligation Bonds, Series 2008A	5.000%	03/01/2028	AA+	1,000,000	1,150,150
Spalding County Water and Sewerage Facilities Authority (Georgia), Revenue Bonds, Series 2008	6.125%	09/01/2028	A1	2,300,000	2,662,825

					11,613,949

Hawaii (0.68%)
City and County of Honolulu, General Obligation Bonds, Series 2005F (Prerefunded to 07-01-2015 @ 100) (b)	5.000%	07/01/2026	Aa1	2,140,000	2,345,269
State of Hawaii Highway Revenue Bonds Series 2008	5.750%	01/01/2027	Aa2	2,000,000	2,337,240

					4,682,509

Idaho (0.16%)
Independent School District of Boise City, Ada and Boise Counties, Idaho, General Obligation Bonds, Series 2007	4.625%	08/01/2022	AA	1,000,000	1,118,560

Illinois (2.50%)
Community Unit School District Number 308, Kendall, Kane and Will Counties, Illinois, General Obligation School Bonds, Series 2003C (Prerefunded to 10-01-2013 @ 100) (b)	5.000%	10/01/2015	Aa2	700,000	710,563
Community Unit School District Number 308, Kendall, Kane and Will Counties, Illinois, General Obligation School Bonds, Series 2003C (Prerefunded to 10-01-2013 @ 100) (b)	5.000%	10/01/2015	Aa2	345,000	350,206
Community Unit School District Number 308, Kendall, Kane and Will Counties, Illinois, General Obligation School Bonds, Series 2003C (Prerefunded to 10-01-2013 @ 100) (b)	5.000%	10/01/2016	Aa2	735,000	746,091
Community Unit School District Number 308, Kendall, Kane and Will Counties, Illinois, General Obligation School Bonds, Series 2003C (Prerefunded to 10-01-2013 @ 100) (b)	5.000%	10/01/2016	Aa2	365,000	370,508
Community Unit School District Number 200-U Will County, Illinois (Prerefunded to 11-01-2015 @ 100) (b)	5.000%	11/01/2019	A1	1,650,000	1,833,628
The Illinois State Toll Highway Authority, Toll Highway Senior Priority Revenue Bonds, 2005 Series A	4.125%	01/01/2020	Aa3	5,000,000	5,313,250
School District Number 161, Will County, Illinois, General Obligation School Bonds, Series 2005	5.000%	01/01/2020	Aa2	1,360,000	1,441,994
County of Lake, Illinois, Water and Sewer System Revenue Refunding Bonds Series B of 2006	4.375%	12/01/2020	Aa1	1,465,000	1,625,051
Community Consolidated School District Number 201, Grundy, Kendall and Will Counties, Illinois, (Minooka), General Obligation Refunding School Bonds, Series 2010A	5.250%	10/15/2022	AA-	1,200,000	1,362,696
Community Consolidated School District Number 201, Grundy, Kendall and Will Counties, Illinois, (Minooka), General Obligation Refunding School Bonds, Series 2010A	5.250%	10/15/2023	AA-	2,000,000	2,273,640
School District Number 161, Will County, Illinois, General Obligation School Bonds, Series 2005 (Prerefunded to 01-01-2015 @ 100) (b)	5.000%	01/01/2024	Aa2	130,000	139,512
School District Number 161, Will County, Illinois, General Obligation School Bonds, Series 2005	5.000%	01/01/2024	Aa2	870,000	917,972

					17,085,111

Indiana (2.38%)
Highland School Building Corporation, Lake County, Indiana, First Mortgage Refunding Bonds, Series 2003 (Prerefunded to 07-10-2013 @ 100) (b)	5.000%	07/10/2016	AA+	2,635,000	2,647,384
Town of Zionsville, Indiana, Sewage Works Revenue Bonds of 2010, Series A	2.350%	07/15/2017	AA-	210,000	218,368
Town of Zionsville, Indiana, Sewage Works Revenue Bonds of 2010, Series A	2.600%	07/15/2018	AA-	220,000	230,754
Zionsville Community Schools Building Corporation, Boone County, Indiana, First Mortgage Bonds, Series 2005A	5.000%	07/15/2018	AA-	1,665,000	1,811,823
Town of Zionsville, Indiana, Sewage Works Revenue Bonds of 2010, Series A	2.800%	07/15/2019	AA-	230,000	243,250
City of Bloomington, Indiana, Waterworks Revenue Bonds of 2011, Series B	3.500%	07/01/2020	AA-	910,000	971,689

See accompanying notes to financial statements.	19

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2013

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Indiana (Cont.)
Lebanon Middle School Building Corporation, Lebanon, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2011	4.000%	07/10/2020	A+	$2,075,000	$2,313,376
Town of Zionsville, Indiana, Sewage Works Revenue Bonds of 2010, Series A	3.000%	07/15/2020	AA-	245,000	259,862
City of Fort Wayne, Indiana, Sewage Works Revenue Bonds of 2010	4.500%	08/01/2020	Aa3	2,075,000	2,367,202
Ball State University Board of Trustees, Ball State University Student Fee Bonds, Series 0	5.250%	07/01/2022	Aa3	500,000	570,820
City of Noblesville, Indiana, Sewage Works Revenue Bonds of 2011	4.000%	07/01/2022	Aa2	185,000	201,776
Ball State University Board of Trustees, Ball State University Student Fee Bonds, Series 0	5.250%	07/01/2023	Aa3	1,060,000	1,205,994
City of Noblesville, Indiana, Sewage Works Revenue Bonds of 2011	4.250%	07/01/2023	Aa2	215,000	236,891
City of Noblesville, Indiana, Sewage Works Revenue Bonds of 2011	4.375%	07/01/2024	Aa2	210,000	231,827
The Trustees of Ivy Tech Community College of Indiana, Ivy Tech Community College Student Fee Bonds, Series K	5.000%	07/01/2024	AA-	1,000,000	1,071,020
City of Fort Wayne, Indiana, Sewage Works Revenue Bonds of 2010	4.500%	08/01/2025	Aa3	1,530,000	1,699,646

					16,281,682

Iowa (2.49%)
City of Des Moines, Iowa, General Obligation Bonds, Series 2007C Urban Renewal	4.000%	06/01/2015	Aa1	990,000	1,060,330
Board of Regents, State of Iowa, Utility System Revenue Bonds, Series S.U.I. 2006	4.000%	11/01/2015	Aa1	975,000	1,048,944
Black Hawk County, Iowa, General Obligation Bonds, Series 2008B	4.600%	06/01/2018	Aa2	520,000	555,812
City of West Des Moines, Iowa, General Obligation Bonds, Series 2004A (Prerefunded to 06-01-2014 @ 100) (b)	5.000%	06/01/2018	Aaa	850,000	890,196
City of Des Moines, Iowa, General Obligation Refunding Bonds, Series 2010B (Urban Renewal)	4.000%	06/01/2019	Aa1	1,190,000	1,333,098
Clear Creek Amana Community School District, Iowa, General Obligation School Bonds	4.625%	06/01/2019	Aa3	1,200,000	1,237,992
City of Des Moines, Iowa, General Obligation Refunding Bonds, Series 2010B (Urban Renewal)	4.000%	06/01/2022	Aa1	1,350,000	1,470,892
Board of Regents, State of Iowa, Academic Building Revenue Bonds, Series S.U.I. 2008	4.625%	07/01/2025	AA	1,775,000	1,981,397
Board of Regents, State of Iowa, Academic Building Revenue Bonds, Series S.U.I. 2008	4.625%	07/01/2026	AA	1,750,000	1,945,492
Ankeny Community School District Polk County, Iowa, General Obligation School Bonds, Series 2009	5.000%	06/01/2027	Aa3	2,000,000	2,241,500
Board of Regents, State of Iowa, Academic Building Revenue Bonds, Series S.U.I. 2008	4.750%	07/01/2027	AA	1,950,000	2,180,432
Waukee Community School District, Iowa, General Obligation School Bonds, Series 2009	5.000%	06/01/2028	Aa2	1,000,000	1,118,190

					17,064,275

Kansas (3.77%)
Kansas Development Finance Authority, Kansas Water Pollution Control Revolving Fund Revenue Bonds	5.500%	05/01/2015	Aaa	2,000,000	2,195,840
City of Overland Park, Kansas Internal Improvement Bonds, Series 2006A	4.250%	09/01/2016	Aaa	1,220,000	1,280,951
City of Derby, Kansas, General Obligation Water System Refunding Bonds, Series A	5.000%	12/01/2017	Aa3	670,000	682,703
Unified School District No. 263, Sedgwick County, Kansas (Mulvane) General Obligation School Building Bonds, Series 2004 (Prerefunded to 09-01-2014 @ 100) (b)	5.000%	09/01/2018	A1	1,000,000	1,058,590
Unified School District No. 265, Sedgwick County, Kansas (Goddard), General Obligation Refunding and Improvement Bonds Series 2005 (Prerefunded to 10-01-2015 @ 100) (b)	5.000%	10/01/2018	Aa3	540,000	598,687
Unified School District No. 265, Sedgwick County, Kansas (Goddard), General Obligation Refunding and Improvement Bonds Series 2005 (Prerefunded to 10-01-2015 @ 100) (b)	5.000%	10/01/2018	Aa3	370,000	409,756
City of Wichita, Kansas, General Obligation Bonds, Series 790 (Prerefunded to 09-01-2014 @ 101) (b)	4.375%	09/01/2019	Aa1	980,000	1,039,613
Johnson County, Kansas, Internal Improvement Bonds, Series 2007B, (General Obligation Payable from Unlimited Ad Valorem Taxes)	4.500%	09/01/2022	Aaa	1,000,000	1,108,830
Unified School District No. 512, Johnson County, Kansas, (Shawnee Mission), General Obligation Refunding Bonds, Series 2012-A	2.000%	10/01/2022	Aaa	2,010,000	1,938,183
City of Lawrence, Kansas, Water and Sewage System, Improvement Revenue Bonds, Series 2007	4.500%	11/01/2022	Aa2	890,000	990,526
Johnson County, Kansas, Internal Improvement Bonds, Series 2007B, (General Obligation Payable from Unlimited Ad Valorem Taxes)	4.500%	09/01/2023	Aaa	1,615,000	1,787,966
Johnson County, Kansas, Internal Improvement Bonds, Series 2007B, (General Obligation Payable from Unlimited Ad Valorem Taxes)	4.625%	09/01/2024	Aaa	1,895,000	2,099,414

20	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2013

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Kansas (Cont.)
City of Wichita, Kansas, Water and Sewer Utility, Revenue Bonds, Series 2009A	5.000%	10/01/2024	AA-	$2,000,000	$2,280,600
Johnson County, Kansas, Internal Improvement Bonds, Series 2008A	4.500%	09/01/2025	Aaa	1,115,000	1,241,207
City of Wichita, Kansas, Water and Sewer Utility Revenue Bonds, Series 2005C	5.000%	10/01/2025	AA-	1,240,000	1,357,230
Johnson County, Kansas, Internal Improvement Bonds, Series 2008A	4.750%	09/01/2026	Aaa	2,220,000	2,499,787
City of Topeka, Kansas, General Obligation Improvement and Refunding Bonds, Series 2008-A	5.600%	08/15/2029	Aa3	215,000	217,273
City of Topeka, Kansas, General Obligation Improvement and Refunding Bonds, Series 2008-A (Prerefunded to 08-15-2013 @ 100) (b)	5.600%	08/15/2029	NR	1,335,000	1,348,977
City of Topeka, Kansas, General Obligation Improvement and Refunding Bonds, Series 2008-A	5.600%	08/15/2030	Aa3	225,000	227,378
City of Topeka, Kansas, General Obligation Improvement and Refunding Bonds, Series 2008-A (Prerefunded to 08-15-2013 @ 100) (b)	5.600%	08/15/2030	NR	1,405,000	1,419,710

					25,783,221

Kentucky (1.47%)
Sanitation District No. 1, Sanitation District Revenue Bonds, Series 2006, Campbell, Kenton and Boone Counties, Kentucky	4.300%	08/01/2017	Aa2	1,275,000	1,401,595
Boone-Florence Water Commission (Kentucky), Water Supply System Refunding Revenue Bonds, Series 2010	3.250%	12/01/2018	Aa3	2,040,000	2,210,605
Louisville/Jefferson County Metro Government, General Obligation Bonds, Series 2006A	4.500%	11/01/2020	Aa1	1,565,000	1,739,028
Boone-Florence Water Commission (Kentucky), Water Supply System Refunding Revenue Bonds, Series 2010	3.250%	12/01/2020	Aa3	1,780,000	1,907,128
Louisville and Jefferson County Metropolitan Sewer District, (Commonwealth of Kentucky), Sewer and Drainage System Revenue Bonds, Series 2007A	5.000%	05/15/2024	Aa3	1,500,000	1,676,205
Louisville/Jefferson County Metro Government, General Obligation Bonds, Series 2006A	4.250%	11/01/2025	Aa1	1,000,000	1,090,960

					10,025,521

Louisiana (0.61%)
City of Shreveport, State of Louisiana, General Obligation Refunding Bonds, Series 2005A	5.000%	05/01/2019	A+	1,340,000	1,427,234
Caddo Parish, Louisiana, General Obligation Bonds Series 2007	4.500%	02/01/2020	Aa2	405,000	446,990
State of Louisiana, General Obligation Match Bonds, Series 2006-B (Prerefunded to 07-15-2016 @ 100) (b)	5.000%	07/15/2025	Aa2	2,000,000	2,274,140

					4,148,364

Maine (0.91%)
Maine Municipal Bond Bank, 2007 Series A Refunding Bonds	4.500%	11/01/2020	A+	100,000	112,287
Maine Municipal Bond Bank, 2007 Series A Refunding Bonds	4.500%	11/01/2021	A+	3,515,000	3,913,601
Maine Turnpike Authority, Turnpike Revenue Bonds, Series 2004 (Prerefunded to 07-01-2014 @ 100) (b)	5.250%	07/01/2030	Aa3	2,100,000	2,212,119

					6,238,007

Maryland (1.68%)
State of Maryland, General Obligation Bonds, State and Local Facilities Loan of 2002, Second Series	5.500%	08/01/2014	Aaa	430,000	456,187
Prince George’s County, Maryland, General Obligation Consolidated Public Improvement Bonds, Series 2005 (Prerefunded to 10-01-2015 @ 100) (b)	4.000%	10/01/2017	Aaa	455,000	493,930
Washington Suburban Sanitary District, Maryland	5.000%	06/01/2019	Aaa	2,000,000	2,165,000
State of Maryland, General Obligation Bonds, State and Local Facilities Loan of 2012, Second Series B, Tax-Exempt Bonds	2.250%	08/01/2023	Aaa	2,000,000	1,989,160
Howard County, Maryland, General Obligation Consolidated Public Improvement Bonds, 2012 Series A	4.000%	02/15/2026	Aaa	2,075,000	2,273,744
University System of Maryland, Auxiliary Facility and Tuition Revenue Bonds, 2008 Series A	4.625%	04/01/2026	Aa1	2,140,000	2,400,096
The City of Frederick, Maryland, General Obligation Bonds and Notes, Public Improvements Bonds, Tax-Exempt Series 2009A	5.000%	03/01/2027	Aa2	1,500,000	1,741,905

					11,520,022

See accompanying notes to financial statements.	21

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2013

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Massachusetts (0.91%)
Town of Westborough Massachusetts, General Obligation Bonds, (Unlimited Tax)	5.000%	11/15/2016	Aa2	$1,135,000	$1,159,039
The Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan of 2003, Series C (Prerefunded to 08-01-2013 @ 100) (b)	5.250%	08/01/2017	Aa1	5,000,000	5,038,750

					6,197,789

Michigan (2.67%)
Forest Hills Public Schools, County of Kent, State of Michigan, 2010 School Building and Site Bonds, Series II, (General Obligation - Unlimited Tax)	4.000%	05/01/2018	AA	500,000	562,685
Board of Trustees of Northern Michigan University, General Revenue Bonds, Series 2008A	5.000%	12/01/2018	A	440,000	515,535
Traverse City Area Public Schools, Counties of Grand Traverse, Leelanau and Benzie, State of Michigan, 2010 School Building and Site Bonds (General Obligation - Unlimited Tax)	3.500%	05/01/2020	AA	1,000,000	1,076,860
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2012 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2021	Aa2	425,000	503,459
Forest Hills Public Schools County of Kent, State of Michigan, 2007 School Building and Site Bonds (General Obligation - Unlimited Tax)	4.750%	05/01/2022	AA	2,000,000	2,223,920
Forest Hills Public Schools, County of Kent, State of Michigan, 2010 School Building and Site Bonds, Series II, (General Obligation - Unlimited Tax)	4.000%	05/01/2022	AA	700,000	773,213
Hudsonville Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2011 School Building and Site Bonds, (General Obligation - Unlimited Tax)	5.000%	05/01/2022	A+	275,000	319,324
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2012 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2022	Aa2	450,000	533,390
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2012 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2023	AA	1,485,000	1,599,063
Hudsonville Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2011 School Building and Site Bonds, (General Obligation - Unlimited Tax)	5.000%	05/01/2023	A+	400,000	461,704
Hudsonville Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2011 School Building and Site Bonds, (General Obligation - Unlimited Tax)	5.000%	05/01/2024	A+	600,000	688,428
Howell Public Schools, County of Livingston, State of Michigan, 2011 Refunding Bonds, Series B, (General Obligation - Unlimited Tax)	5.000%	05/01/2025	A+	1,880,000	2,175,780
Hudsonville Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2013 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2025	A+	700,000	755,846
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2012 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	5.000%	05/01/2025	Aa2	1,260,000	1,465,254
Hudsonville Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2013 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2026	A+	1,290,000	1,378,120
Plymouth-Canton Community Schools, Counties of Wayne and Washtenaw, State of Michigan, 2012 Refunding Bonds, Series A, (General Obligation - Unlimited Tax)	4.000%	05/01/2026	Aa2	2,300,000	2,434,228
City of Petoskey, County of Emmet, State of Michigan, Water Supply and Sewage Disposal System Revenue and Revenue Refunding Bonds, Series 2011	4.500%	02/01/2028	AA-	750,000	792,210

					18,259,019

Minnesota (0.66%)
Independent School District No. 194 (Lakeville), Minnesota, General Obligation Refunding Bonds, Series 2012D	5.000%	02/01/2022	Aa3	2,720,000	3,338,827
State of Minnesota, General Obligation State Various Purpose Bonds, Series 2009H	4.500%	11/01/2024	Aa1	1,000,000	1,159,370

					4,498,197

Mississippi (2.46%)
State of Mississippi, General Obligation Refunding Bonds, Series 2001	5.500%	09/01/2013	Aa2	2,000,000	2,025,300
State of Mississippi, General Obligation Refunding Bonds, Series 2002A	5.500%	12/01/2015	Aa2	2,000,000	2,250,760
DeSoto County School District, DeSoto County, Mississippi, General Obligation Bonds, Series 2005 (Prerefunded to 05-01-2014 @ 100) (b)	4.000%	05/01/2018	Aa1	1,585,000	1,638,874
City of Jackson, Mississippi, Water and Sewer System Revenue Refunding Bonds, Series 2005	4.500%	09/01/2018	A1	1,000,000	1,068,300
City of Ridgeland, Mississippi, General Obligation Public Improvement Bonds, Series 2007A	4.375%	08/01/2019	Aa2	475,000	536,570

22	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2013

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Mississippi (Cont.)
City of Ridgeland, Mississippi, General Obligation Public Improvement Bonds, Series 2007B	4.375%	08/01/2019	Aa2	$525,000	$593,050
City of Ridgeland, Mississippi, General Obligation Public Improvement Bonds, Series 2007A	4.500%	08/01/2020	Aa2	500,000	564,515
City of Ridgeland, Mississippi, General Obligation Public Improvement Bonds, Series 2007B	4.500%	08/01/2020	Aa2	400,000	451,612
Mississippi Development Bank, Special Obligation Bonds, Series 2010A, (City of Jackson, Mississippi General Obligation, Refunding Project)	5.000%	03/01/2022	AA-	1,000,000	1,177,190
Madison County School District, Madison County, Mississippi, General Obligation Refunding Bonds, Series 2012	4.000%	04/15/2022	AA-	2,480,000	2,865,640
Mississippi Development Bank, Special Obligation Bonds, Series 2008 (Jackson Public School District General Obligation Bond Project)	5.375%	04/01/2025	NR	2,290,000	2,547,602
Mississippi Development Bank, Special Obligation Bonds, Series 2008 (Jackson Public School District General Obligation Bond Project)	5.375%	04/01/2026	NR	1,000,000	1,108,220

					16,827,633

Missouri (2.94%)
Reorganized School District No. 7 of Jackson County, Missouri (Lee’s Summit, Missouri School District), General Obligation Refunding Bonds, Series 2005	4.500%	03/01/2019	Aa1	1,850,000	1,944,868
State Environmental Improvement and Energy, Resources Authority (State of Missouri), Water Pollution Control and Drinking Water Revenue Bonds, (State Revolving Funds Programs), Series 2007A	4.500%	01/01/2021	Aaa	1,060,000	1,174,957
Health and Education Facilities Authority of the State of Missouri, Educational Facilities Revenue Bonds (The Washington University), Series 2007B	4.200%	01/15/2021	Aaa	530,000	573,306
The School District of Columbia, Boone County, State of Missouri, General Obligation Refunding and Improvement Bonds, Series 2012	3.500%	03/01/2022	Aa1	545,000	600,579
City of Ladue School District, St. Louis County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2007	5.000%	03/01/2023	AAA	1,455,000	1,653,098
The School District of Columbia, Boone County, State of Missouri, General Obligation Refunding and Improvement Bonds, Series 2012	4.000%	03/01/2024	Aa1	2,050,000	2,278,083
Parkway C-2 School District, St. Louis County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2009	4.625%	03/01/2025	AAA	3,000,000	3,316,770
Reorganized School District No. 7 of Jackson County, Missouri (Lee’s Summit, Missouri School District), General Obligation School Building Bonds, Series 2008	4.750%	03/01/2027	Aa1	5,750,000	6,384,340
Platte County R-III School District of Platte County, Missouri, General Obligation School Building Bonds, Series 2008	5.000%	03/01/2028	AA	2,000,000	2,192,060

					20,118,061

Montana (0.08%)
State of Montana, General Obligation Bonds, (Water Pollution Control State Revolving Fund Program), Series 2005G	4.750%	07/15/2018	AA	490,000	528,930

Nebraska (2.78%)
Nebraska Public Power District Revenue Series A (Prerefunded to 07-01-2013 @ 100) (b)	5.000%	01/01/2017	A	3,000,000	3,010,380
City of Omaha, Nebraska, Various Purpose Bonds Series of 2005 (Prerefunded to 11-15-2015 @ 100) (b)	4.500%	11/15/2018	Aa1	2,140,000	2,358,729
City of Omaha, Nebraska, Various Purpose Bonds Series of 2005 (Prerefunded to 11-15-2015 @ 100) (b)	4.500%	11/15/2019	Aa1	2,140,000	2,358,729
City of Omaha, Nebraska, Sanitary Sewerage System Revenue Bonds, Series of 2006	4.250%	11/15/2020	Aa2	1,565,000	1,708,385
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Refunding Bonds, Series 2011	4.000%	12/15/2022	AA-	1,290,000	1,429,410
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Refunding Bonds, Series 2011	5.000%	12/15/2023	AA-	1,560,000	1,844,700
Douglas County School District 0001, (Omaha, Nebraska, Public Schools), General Obligation Refunding Bonds, Series 2010	4.000%	12/15/2024	Aa1	3,000,000	3,312,240
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Refunding Bonds, Series 2011	5.000%	12/15/2026	AA-	1,925,000	2,223,741

See accompanying notes to financial statements.	23

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2013

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Nebraska (Cont.)
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Bonds, Series 2012B	4.000%	01/15/2029	AA-	$730,000	$773,070

					19,019,384

New Hampshire (0.93%)
City of Concord, New Hampshire, General Obligation Bonds, Capital Improvement Bonds, Series A	4.750%	07/15/2016	AA+	400,000	434,152
City of Concord, New Hampshire, General Obligation Bonds, Capital Improvement Bonds, Series A (Prerefunded to 07-15-2015 @ 100) (b)	4.750%	07/15/2016	NR	115,000	125,505
City of Manchester, New Hampshire, (Manchester Water Works) Water Revenue Bonds, Series 2003 (Prerefunded to 06-01-2013 @ 100) (b)	5.000%	12/01/2017	Aa1	2,620,000	2,620,000
State of New Hampshire, General Obligation Refunding Bonds, 2006 Series A	4.250%	10/15/2020	AA	1,405,000	1,536,972
New Hampshire Municipal Bond Bank Series B Bonds	4.750%	08/15/2023	A1	1,500,000	1,639,185

					6,355,814

New Jersey (3.94%)
State of New Jersey, General Obligation Bonds, Various Purpose	5.250%	08/01/2014	Aa3	7,000,000	7,401,870
Borough of Fort Lee, New Jersey, General Obligation Bonds, Series 2005 (Prerefunded to 07-15-2014 @ 100) (b)	4.000%	07/15/2018	Aa2	1,230,000	1,281,008
Township of Parsippany-Troy Hills, In the County of Morris, New Jersey, General Obligation Bonds	2.500%	11/01/2018	AA	1,710,000	1,814,926
Township of Toms River, County of Ocean, New Jersey, General Improvement Bonds, Series 2010A	3.000%	06/15/2019	AA	1,900,000	2,013,829
Middlesex County Improvement Authority, (County of Middlesex, State of New Jersey), County-Guaranteed Open Space Trust Fund Revenue Bonds, Series 2009A	4.000%	12/15/2019	Aa2	1,540,000	1,744,728
The Board of Education of the Township of Millstone, in the County of Monmouth, New Jersey, School District Refunding Bonds, Series 2011	5.000%	07/15/2020	A+	1,075,000	1,242,248
The Board of Education of the Borough of Madison, in the County of Morris, New Jersey, Refunding School Bonds, Series 2012 B	3.000%	12/15/2020	AA	315,000	333,516
Middlesex County Improvement Authority, (County of Middlesex, State of New Jersey), County-Guaranteed Open Space Trust Fund Revenue Bonds, Series 2009A	4.000%	12/15/2020	Aa2	750,000	839,415
Township of Parsippany-Troy Hills, In the County of Morris, New Jersey, General Obligation Bonds	3.000%	11/01/2021	AA	1,775,000	1,844,296
The Board of Education of the Borough of Madison, in the County of Morris, New Jersey, Refunding School Bonds, Series 2012 B	3.000%	12/15/2021	AA	685,000	717,599
The Board of Education of the Township of South Brunswick, in the County of Middlesex, New Jersey, Refunding School Bonds, Series 2007 AA	4.500%	08/01/2022	Aa2	1,240,000	1,370,299
The Board of Education of the Township of South Brunswick, in the County of Middlesex, New Jersey, Refunding School Bonds	4.000%	12/01/2022	AA	750,000	844,568
The Board of Education of the Borough of Madison, in the County of Morris, New Jersey, Refunding School Bonds, Series 2012 B	3.000%	12/15/2022	AA	600,000	619,626
The Board of Education of the Borough of Madison, in the County of Morris, New Jersey, Refunding School Bonds, Series 2012 B	4.000%	12/15/2023	AA	465,000	513,425
The Board of Education, of the Somerset Hills School District, in the County of Somerset, New Jersey, Refunding School Bonds, Series 2012	4.000%	03/15/2024	Aa1	2,345,000	2,614,745
The County of Morris, New Jersey, General Obligation Bonds, Series 2012 B, General Improvement Bonds of 2012	2.125%	12/15/2024	Aaa	1,856,000	1,731,555

					26,927,653

New Mexico (2.44%)
State Transportation, Refunding Revenue Bonds, (Senior Lien), Series 2010B	4.000%	06/15/2019	Aa1	3,500,000	4,026,435
Las Cruces School District No. 2, General Obligation School Bonds, Series 2011A	4.000%	08/01/2021	Aa2	1,500,000	1,689,465
City of Rio Rancho, New Mexico, Water and Wastewater System Revenue Bonds, Series 2005 (Prerefunded to 05-15-2015 @ 100) (b)	5.000%	05/15/2022	A+	1,365,000	1,489,843
Santa Fe Public School District, Santa Fe County, New Mexico, General Obligation Bonds, Series 2012	3.000%	08/01/2022	AA	2,000,000	2,121,740
City of Rio Rancho, New Mexico, Water and Wastewater System Revenue Bonds, Series 2005 (Prerefunded to 05-15-2015 @ 100) (b)	5.000%	05/15/2023	A+	1,320,000	1,440,727

24	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2013

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
New Mexico (Cont.)
City of Albuquerque, New Mexico, General Obligation General Purpose Bonds, Series 2012A	4.000%	07/01/2023	Aa1	$2,450,000	$2,711,954
Albuquerque Municipal School District No. 12, Bernalillo and Sandoval Counties, New Mexico, General Obligation School Building Bonds Series 2008B	4.500%	08/01/2023	AA	2,000,000	2,177,740
Albuquerque Bernalillo County Water Utility Authority, Joint Water and Sewer System Improvement Revenue Bonds, Series 2005	4.400%	07/01/2024	Aa2	1,000,000	1,056,210

					16,714,114

New York (2.36%)
Minisink Valley Central School District, Orange and Sullivan Counties, New York, School District (Serial) Bonds, 2005 Series B (Economically Defeased to 06-15-2015 @ 100) (b)	4.000%	06/15/2017	Aa3	1,000,000	1,075,380
New York State Thruway Authority, Second General Highway and Bridge Trust Fund Bonds, Series 2005B	5.000%	04/01/2019	AA	2,000,000	2,209,480
Town of Brookhaven, Suffolk County, New York, Public Improvement Serial Bonds - 2010	3.250%	03/15/2020	Aa2	1,665,000	1,768,730
Minisink Valley Central School District, Orange and Sullivan Counties, New York, School District (Serial) Bonds, 2009	3.000%	04/15/2020	AA	825,000	861,077
Minisink Valley Central School District, Orange and Sullivan Counties, New York, 2006 Series B Bonds	4.300%	06/01/2020	Aa3	695,000	731,633
County of Saratoga, New York, Public Improvement (Serial) Bonds, Series 2010B	4.000%	07/15/2020	AA	410,000	442,033
Minisink Valley Central School District, Orange and Sullivan Counties, New York, 2006 Series B Bonds	4.300%	06/01/2021	Aa3	625,000	656,469
County of Suffolk, New York, Public Improvement Serial Bonds - 2009 Series C	4.000%	10/15/2021	A2	3,000,000	3,237,390
Hauppauge Union Free School District, Suffolk County, New York, School District Serial Bonds - 2010	4.000%	07/15/2022	Aa2	1,265,000	1,368,161
County of Saratoga, New York, Public Improvement (Serial) Bonds, Series 2010B	4.000%	07/15/2023	AA	465,000	489,473
Hauppauge Union Free School District, Suffolk County, New York, School District Serial Bonds - 2010	4.000%	07/15/2023	Aa2	1,615,000	1,733,460
Miller Place Union Free School District, In the Town of Brookhaven, Suffolk County, New York, School District Serial Bonds - 2010	4.000%	02/15/2026	Aa2	460,000	490,369
The Port Authority of New York and New Jersey Consolidated Bonds, One Hundred Fifty-Third Series	4.750%	07/15/2029	Aa3	1,000,000	1,078,390

					16,142,045

North Carolina (1.63%)
County of Orange, North Carolina, General Obligation Refunding Bonds, Series 2011	3.000%	02/01/2019	Aa1	1,000,000	1,106,790
North Carolina, Orange Water and Sewer Authority, Water and Sewer System Revenue Bonds, Series 2006	4.375%	07/01/2019	Aa1	855,000	938,534
City of Fayetteville, North Carolina, Public Works Commission, Revenue Bonds, Series 2009B	5.000%	03/01/2022	Aa2	1,000,000	1,174,900
County of Pender, North Carolina, General Obligation School Bonds, Series 2007	4.375%	03/01/2022	AA-	545,000	601,337
County of Wake, North Carolina, General Obligation Public Improvement Bonds, Series 2011	4.000%	04/01/2024	Aaa	1,000,000	1,115,730
City of Charlotte, North Carolina, General Obligation Refunding Bonds, Series 2009B	4.000%	06/01/2024	Aaa	1,000,000	1,097,540
City of Durham, North Carolina, General Obligation Bonds, Series 2012A	3.000%	07/01/2024	Aaa	455,000	477,891
City of Asheville, North Carolina, Water System Revenue Bonds, Series 2007	4.750%	08/01/2024	Aa2	1,555,000	1,756,497
City of Durham, North Carolina, General Obligation Bonds, Series 2012A	3.000%	07/01/2025	Aaa	455,000	471,485
State of North Carolina, General Obligation Public Improvement Bonds, Series 2010A	4.000%	05/01/2026	Aaa	1,000,000	1,091,920
Metropolitan Sewerage District of Buncombe County, North Carolina, Sewerage System Revenue Refunding Bonds, Series 2013	4.000%	07/01/2027	Aa2	1,210,000	1,300,314

					11,132,938

North Dakota (0.62%)
North Dakota Municipal Bond Bank, State Revolving Fund Program Bonds, Series 2003 B (Prerefunded to 10-01-2013 @ 100) (b)	5.000%	10/01/2016	Aaa	1,915,000	1,944,836
North Dakota Municipal Bond Bank, State Revolving Fund Program Bonds, Series 2003 B (Prerefunded to 10-01-2013 @ 100) (b)	5.000%	10/01/2017	Aaa	1,225,000	1,244,086

See accompanying notes to financial statements.	25

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2013

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
North Dakota (Cont.)
West Fargo Public School District No. 6, Cass County, North Dakota, General Obligation School Building Bonds, Series 2011	4.000%	05/01/2026	Aa3	$1,000,000	$1,066,270

					4,255,192

Ohio (2.21%)
Lakota Local School District, County of Butler, Ohio, General Obligation Unlimited Tax, School Improvement and Refunding Bonds, Series 2001	5.250%	12/01/2013	Aa1	705,000	707,397
Indian Hill Exempted Village School District, County of Hamilton, Ohio, School Improvement Refunding Bonds, Series 2006	4.375%	12/01/2020	Aaa	1,580,000	1,729,895
State of Ohio, Common Schools General Obligation Bonds, Series 2005C (Prerefunded to 06-15-2015 @ 100) (b)	4.300%	06/15/2021	Aa1	2,000,000	2,159,480
Board of Education, City School District of the City of Cincinnati, County of Hamilton, Ohio, Classroom Facilities Construction and Improvement Refunding Bonds, Series 2006 (Voted General Obligation Unlimited Tax)	5.250%	12/01/2022	AA-	1,000,000	1,230,070
Plain Local School District, County of Stark, Ohio, General Obligation (Unlimited Tax), School Improvement Refunding Bonds, Series 2011A	4.300%	11/01/2023	AA-	2,840,000	3,132,406
City of Cincinnati, Ohio, Water System Revenue Bonds, Series 2012A	4.000%	12/01/2024	Aaa	2,155,000	2,366,255
State of Ohio, Common Schools General Obligation Bonds, Series 2006D	4.300%	09/15/2025	Aa1	2,000,000	2,138,780
Miami University, (A State University of Ohio), General Receipts Revenue and Refunding Bonds, Series 2011	5.000%	09/01/2026	Aa3	1,430,000	1,655,425

					15,119,708

Oklahoma (0.98%)
Oklahoma Water Resources Board, State Loan Program Revenue Bonds, Refunding Series 2006B	5.000%	10/01/2020	AA+	1,230,000	1,389,494
City of Tulsa, Oklahoma, General Obligation Bonds, Series 2013	4.000%	03/01/2023	AA	2,500,000	2,772,075
City of Tulsa, Oklahoma, General Obligation Bonds, Series 2008	4.625%	05/01/2025	AA	1,485,000	1,629,179
Oklahoma Housing Finance Agency, Single Family Mortgage Revenue Bonds, (Homeownership Loan Program), 2003 Series B-1 (AMT)	4.875%	09/01/2033	Aaa	930,000	930,102

					6,720,850

Oregon (2.28%)
Reynolds School District 7, Multnomah County, Oregon, General Obligation Refunding Bonds Series 2000	5.000%	06/15/2015	Aa2	2,135,000	2,335,882
City of Hillsboro, Oregon, Full Faith and Credit Bonds, Series 2004 (Prerefunded to 06-01-2014 @ 100) (b)	4.750%	06/01/2018	Aa3	500,000	522,155
Oregon City School District No. 62, Clackamas County, Oregon, General Obligation Refunding Bonds, Series 2004 (Prerefunded to 06-15-2014 @ 100) (b)	5.000%	06/15/2018	Aa3	1,625,000	1,704,008
State of Oregon Housing and Community Services Department, Mortgage Revenue Bonds (Single-Family Mortgage Program) 2007 Series C	4.625%	07/01/2020	Aa2	265,000	278,862
City of Portland, Oregon, First Lien Water System Revenue and Refunding Bonds, 2010 Series A (Tax Exempt)	4.000%	05/01/2021	Aaa	1,000,000	1,132,520
City of Portland, Oregon, Second Lien Sewer System Revenue and Refunding Bonds, 2008 Series B	5.000%	06/15/2023	Aa3	1,500,000	1,718,085
City of Portland, Oregon, First Lien Water System Revenue Bonds, 2011 Series A	4.000%	05/01/2025	Aaa	1,330,000	1,468,267
State of Oregon, State Board of Higher Education, General Obligation Bonds 2009 Series A Serial Bonds (Prerefunded to 08-01-2018 @ 100) (b)	5.750%	08/01/2025	Aa1	745,000	922,377
State of Oregon, State Board of Higher Education, General Obligation Bonds 2009 Series A Serial Bonds (Prerefunded to 08-01-2018 @ 100) (b)	5.750%	08/01/2026	Aa1	670,000	829,520
State of Oregon, State Board of Higher Education, General Obligation Bonds 2009 Series A Serial Bonds (Prerefunded to 08-01-2018 @ 100) (b)	5.750%	08/01/2027	Aa1	750,000	928,568
Tualatin Hills Park & Recreation District, Washington County, Oregon, General Obligation Bonds, Series 2009	4.625%	06/01/2028	AA	1,335,000	1,459,996
Portland Community College District, Multnomah, Washington, Yamhill, Clackamas and Columbia Counties, Oregon, General Obligation Bonds, Series 2009	5.000%	06/15/2029	AA	2,000,000	2,310,840

					15,611,080

26	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2013

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Pennsylvania (2.20%)
Bellefonte Area School District, Centre County, Pennsylvania, General Obligation Bonds, Series A of 2004 (Prerefunded to 05-15-2014 @ 100) (b)	4.500%	05/15/2016	A+	$1,070,000	$1,112,971
Bellefonte Area School District, Centre County, Pennsylvania, General Obligation Bonds, Series A of 2004 (Prerefunded to 05-15-2014 @ 100) (b)	4.500%	05/15/2017	A+	1,010,000	1,050,562
Dover Township Sewer Authority, York County, Pennsylvania, Guaranteed Sewer Revenue Bonds, Series 2004	5.000%	11/01/2017	NR	1,030,000	1,072,302
Bellefonte Area School District, Centre County, Pennsylvania, General Obligation Bonds, Series A of 2004 (Prerefunded to 05-15-2014 @ 100) (b)	4.750%	05/15/2018	A+	1,160,000	1,209,323
Dover Township Sewer Authority, York County, Pennsylvania, Guaranteed Sewer Revenue Bonds, Series 2004	5.000%	11/01/2018	NR	1,000,000	1,037,820
County of Chester, Commonwealth of Pennsylvania, General Obligation Bonds Series of 2006	4.375%	11/15/2021	Aaa	2,300,000	2,513,049
Township of Cranberry, Butler County, Pennsylvania, General Obligation Bonds, Series of 2011	4.500%	03/01/2025	Aa2	1,605,000	1,780,635
Township of Cranberry, Butler County, Pennsylvania, General Obligation Bonds, Series of 2011	4.500%	03/01/2027	Aa2	2,505,000	2,731,953
Township of Hampden, (Cumberland County, Pennsylvania), General Obligation Bonds, Series of 2012	5.000%	05/15/2027	AA	2,200,000	2,560,096

					15,068,711

Rhode Island (0.16%)
State of Rhode Island and Providence Plantations, General Obligation Bonds, Consolidated Capital Development Loan of 2007, Series A	4.750%	08/01/2023	Aa2	1,000,000	1,118,440

South Carolina (1.84%)
Lugoff-Elgin Water Authority (South Carolina) Waterworks System Revenue Bonds, Series 2007	5.000%	07/01/2022	A1	1,000,000	1,104,370
Fort Mill School District No. 4 of York County, South Carolina, General Obligation Advanced Refunding Bonds, Series 2012A	4.000%	03/01/2023	AA-	2,315,000	2,638,755
School District No. 1 of Richland County, South Carolina, General Obligation Refunding Bonds, Series 2011A	4.000%	03/01/2023	AA-	1,675,000	1,892,934
City of Columbia, South Carolina, Waterworks and Sewer System Revenue Bonds, Series 2010	4.500%	02/01/2025	AA	1,035,000	1,161,839
School District No. 1 of Richland County, South Carolina, General Obligation Bonds, Series 2006B	4.450%	03/01/2025	Aa2	1,000,000	1,090,450
Berkeley County, South Carolina, Water and Sewer System Refunding Revenue Bonds, Series 2008A	4.750%	06/01/2025	Aa3	800,000	918,296
University of South Carolina, Higher Education Revenue Bonds, Series 2008A	4.750%	06/01/2025	Aa2	1,130,000	1,290,697
Spartanburg Sanitary Sewer District, South Carolina, Sewer System Refunding Convertible Bonds, Series 2013B	5.000%	03/01/2030	A1	2,160,000	2,473,286

					12,570,627

South Dakota (0.27%)
Harrisburg School District No. 41-2, Lincoln County, South Dakota, General Obligation Refunding Bonds, Series 2012	2.150%	01/15/2020	AA-	1,130,000	1,130,791
Harrisburg School District No. 41-2, Lincoln County, South Dakota, General Obligation Refunding Bonds, Series 2012	2.500%	01/15/2022	AA-	475,000	470,986
Harrisburg School District 41-2, South Dakota, General Obligation Bonds, Series 2012	3.000%	07/15/2022	AA-	250,000	259,430

					1,861,207

Tennessee (2.66%)
City of Knoxville, Tennessee, Water System Revenue Bonds, Series U-2009	4.000%	03/01/2021	Aa2	1,050,000	1,183,948
City of Knoxville, Tennessee, Water System Revenue Refunding Bonds, Series X-2012	3.000%	03/01/2022	Aa2	655,000	689,224
The Metropolitan Government of Nashville and Davidson County (Tennessee), Electric System Revenue Bonds, 2011 Series A	4.500%	05/15/2022	AA+	2,760,000	3,248,962
City of Knoxville, Tennessee, Water System Revenue Refunding Bonds, Series X-2012	3.000%	03/01/2023	Aa2	670,000	696,298
Tennessee State School Bond Authority, Higher Educational Facilities, Second Program Bonds, 2008 Series B	4.750%	05/01/2023	AA	2,000,000	2,259,740

See accompanying notes to financial statements.	27

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2013

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Tennessee (Cont.)
City of Knoxville, Tennessee, Electric System Revenue Refunding Bonds, Series AA-2012	3.000%	07/01/2023	Aa2	$1,540,000	$1,589,111
The Metropolitan Government of Nashville and Davidson County (Tennessee), General Obligation Improvement and Refunding Bonds, Series 2010A	4.000%	07/01/2023	AA	2,000,000	2,213,840
State of Tennessee, General Obligation Bonds, 2007 Series A (Prerefunded to 10-01-2015 @ 100) (b)	4.400%	10/01/2023	AA+	1,050,000	1,149,550
City of Knoxville, Tennessee, Electric System Revenue Refunding Bonds, Series CC-2013	3.000%	07/01/2024	Aa2	590,000	609,688
The Metropolitan Government of Nashville and Davidson County (Tennessee), Electric System Revenue Bonds, 2008 Series A	4.750%	05/15/2025	AA+	1,000,000	1,114,370
City of Knoxville, Tennessee, Electric System Revenue Refunding Bonds, Series CC-2013	3.000%	07/01/2025	Aa2	640,000	651,501
City of Chattanooga, Tennessee, General Obligation Refunding Bonds, Series 2007A	4.750%	03/01/2026	AA+	2,000,000	2,170,040
City of Knoxville, Tennessee, Electric System Revenue Refunding Bonds, Series CC-2013	3.000%	07/01/2026	Aa2	650,000	653,244

					18,229,516

Texas (3.63%)
City of Plano, Texas, (Collin and Denton Counties), General Obligation Refunding and Improvement Bonds, Series 2011	5.000%	09/01/2019	Aaa	1,000,000	1,215,670
Lake Travis Independent School District, Unlimited Tax School Building Bonds, Series 2006A (Prerefunded to 02-15-2016 @ 100) (b)	5.000%	02/15/2020	AA+	1,535,000	1,720,950
Clear Creek Independent School District (Galveston and Harris Counties, Texas) Unlimited Tax School Building Bonds, Series 2007	4.750%	02/15/2021	Aa2	490,000	540,877
Fort Worth Independent School District, (Tarrant County, Texas), Unlimited Tax School Building Bonds, Series 2010	4.000%	02/15/2021	AA	1,000,000	1,126,040
Clear Creek Independent School District (Galveston and Harris Counties, Texas) Unlimited Tax School Building Bonds, Series 2007	4.750%	02/15/2022	Aa2	470,000	516,854
Coppell Independent School District (Dallas County, Texas) Unlimited Tax School Building Bonds, Series 2007	5.000%	08/15/2022	AA	375,000	414,776
Coppell Independent School District (Dallas County, Texas) Unlimited Tax School Building Bonds, Series 2007	5.000%	08/15/2023	AA	395,000	435,069
City of Austin, Texas (Travis, Williamson and Hays Counties), Water and Wastewater System Refunding Bonds, Series 2010A	5.000%	11/15/2025	AA-	2,345,000	2,720,223
City of Austin, Texas, (Travis and Williamson Counties), Water and Wastewater System Revenue Refunding Bonds, Series 2009A	5.000%	11/15/2025	AA-	2,000,000	2,312,620
Carrollton-Farmers Branch Independent School District (Dallas and Denton Counties, Texas), Unlimited Tax School Building and Refunding Bonds, Series 2008	4.625%	02/15/2026	AA	1,165,000	1,292,509
Hays County, Texas, Pass-Through Toll Revenue and Unlimited Tax Bonds, Series 2011	4.750%	02/15/2026	AA	1,620,000	1,800,063
City of Austin, Texas (Travis and Williamson Counties), Electric Utility System Revenue Refunding Bonds, Series 2008A	5.250%	11/15/2026	A1	3,000,000	3,475,380
City of Austin, Texas (Travis, Williamson and Hays Counties), Water and Wastewater System Refunding Bonds, Series 2010A	5.000%	11/15/2026	AA-	2,465,000	2,837,831
Trinity River Authority of Texas, (Tarrant County Water Project) Improvement Revenue Bonds, Series 2008	5.750%	02/01/2027	Aa3	1,000,000	1,125,090
Parker County, Texas, Unlimited Tax Road Bonds, Series 2009	5.000%	02/15/2027	AA-	1,000,000	1,110,570
New Braunfels Independent School District (A political subdivision of the State of Texas located in Comal and Guadalupe Counties, Texas), Unlimited Tax School Building Bonds, Series 2008	5.000%	02/01/2028	AA	1,000,000	1,064,440
Conroe Independent School District, (A political subdivision of the State of Texas located within Montgomery County, Texas) Unlimited Tax School Building Bonds, Series 2009A	5.250%	02/15/2028	Aa2	1,000,000	1,144,420

					24,853,382

Utah (0.88%)
Park City, Utah, Water Revenue Bonds, Series 2010, (Bank Qualified)	4.000%	12/15/2020	Aa2	410,000	469,938
Park City, Utah, Water Revenue Bonds, Series 2010, (Bank Qualified)	4.000%	12/15/2021	Aa2	600,000	677,400
Davis County School District Board of Education, Davis County, Utah, General Obligation School Building Bonds (Utah School Bond Guaranty Program), Series 2007	4.750%	06/01/2022	Aa2	2,375,000	2,666,888

28	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2013

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Utah (Cont.)
Ogden City, Utah, Sewer and Water Revenue Bonds, Series 2008	5.000%	06/15/2029	Aa3	$1,970,000	$2,178,741

					5,992,967

Virginia (2.26%)
Rivanna Water and Sewer Authority, Regional Water and Sewer System Revenue and Refunding Bonds, Series 2005B	4.500%	10/01/2019	Aa2	1,020,000	1,094,164
County of Chesterfield, Virginia, Water and Sewer Revenue Bonds, Series 2007	4.250%	11/01/2020	Aaa	2,540,000	2,821,762
Henrico County, Virginia, General Obligation Public Improvement Bonds, Series 2006 (Prerefunded to 12-01-2016 @ 100) (b)	4.125%	12/01/2020	Aaa	2,100,000	2,358,300
Virginia Public School Authority, School Financing Bonds (1997 Resolution), Refunding Series 2009 C	4.000%	08/01/2021	Aa1	1,500,000	1,676,595
County of Culpeper, Virginia, General Obligation School and Refunding Bonds, Series 2012	3.000%	01/15/2022	Aa2	940,000	974,357
County of Spotsylvania, Virginia, Water and Sewer System Revenue Bonds, Series 2007	5.000%	06/01/2023	Aa3	1,235,000	1,393,574
Loudoun County, Virginia, General Obligation Public Improvement Bonds, Series 2011A	4.000%	12/01/2025	Aaa	1,400,000	1,537,592
Virginia Public School Authority, School Financing Bonds (1997 Resolution), Series 2004A (Prerefunded to 08-01-2014 @ 100) (b)	4.750%	08/01/2026	Aa1	1,000,000	1,051,770
Virginia Public School Authority, Special Obligation School Financing Bonds, Fluvanna County, Series 2008 (Prerefunded to 12-01-2018 @ 100) (b)	6.250%	12/01/2026	AA-	2,000,000	2,548,380

					15,456,494

Washington (4.35%)
Public Utility District No. 1 of Douglas County, Washington, Electric Distribution System Revenue and Refunding Bonds, Series 2004 (Prerefunded to 12-01-2013 @ 100) (b)	5.000%	12/01/2017	Aa3	705,000	721,455
Tukwila School District No. 406, King County, Washington, Unlimited Tax General Obligation Refunding Bonds, 2004 (Prerefunded to 12-01-2014 @ 100) (b)	5.000%	12/01/2017	Aa2	1,000,000	1,069,460
Public Utility District No. 1 of Douglas County, Washington, Electric Distribution System Revenue and Refunding Bonds, Series 2004 (Prerefunded to 12-01-2013 @ 100) (b)	5.000%	12/01/2018	Aa3	740,000	757,272
Bethel School District No. 403, Pierce County, Washington, Unlimited Tax General Obligation Bonds, 2006	5.000%	12/01/2020	Aa2	1,000,000	1,107,190
Public Utility District No. 1 of Franklin County, Washington, Electric Revenue and Refunding Bonds, Series 2007	4.750%	09/01/2022	A	1,000,000	1,097,950
Issaquah School District No. 411, King County, Washington, Unlimited Tax General Obligation and Refunding Bonds, 2012	2.500%	12/01/2022	AA	2,000,000	2,023,680
Public Utility District No. 1 of Douglas County, Washington, Electric Distribution System Revenue and Refunding Bonds, Series 2012	3.000%	12/01/2022	Aa3	1,020,000	1,048,917
Renton School District No. 403, King County, Washington, Unlimited Tax General Obligation Bonds, 2003 (Prerefunded to 12-01-2013 @ 100) (b)	4.625%	12/01/2022	Aa2	2,000,000	2,043,520
Public Utility District No. 1 of Douglas County, Washington, Electric Distribution System Revenue and Refunding Bonds, Series 2012	5.000%	12/01/2023	Aa3	505,000	608,692
Public Utility District No. 1 of Klickitat County, Washington, Electric System Revenue and Refunding Bonds, Series 2006B	5.000%	12/01/2023	A2	1,000,000	1,084,770
College Place School District No. 250, Walla Walla County, Washington, Unlimited Tax General Obligation Bonds, Series 2012	4.000%	12/01/2024	A1	1,875,000	2,024,831
Yakima School District No. 7, Yakima County, Washington, Unlimited Tax General Obligation and Refunding Bonds, 2009	4.625%	12/01/2024	Aa3	4,000,000	4,485,840
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2008	5.000%	01/01/2025	AA-	565,000	636,478
The City of Seattle, Washington, Municipal Light and Power Improvement and Refunding Revenue Bonds, 2008	6.000%	04/01/2025	Aa2	1,325,000	1,599,500
Bellevue School District No. 405, King County, Washington, Unlimited Tax General Obligation Bonds, 2008	4.750%	12/01/2025	AA+	1,000,000	1,135,550
Lake Washington School District No. 414, King County, Washington, Unlimited Tax General Obligation Bonds, 2008	5.000%	12/01/2025	AA	2,000,000	2,322,840
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2008	5.000%	01/01/2026	AA-	500,000	561,725
The City of Seattle, Washington, Drainage and Wastewater Revenue Bonds, 2004 (Prerefunded to 09-01-2014 @ 100) (b)	4.750%	09/01/2028	Aa1	3,500,000	3,694,250

See accompanying notes to financial statements.	29

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2013

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Washington (Cont.)
State of Washington, Various Purpose General Obligation Bonds, Series 2009A	5.000%	07/01/2031	Aa1	$1,500,000	$1,704,375

					29,728,295

West Virginia (1.88%)
West Virginia University Board of Governors, University Improvement Revenue Bonds (West Virginia University Projects), 2011 Series B	5.000%	10/01/2023	A+	2,510,000	2,966,343
West Virginia University Board of Governors, University Improvement Revenue Bonds (West Virginia University Projects), 2011 Series B	5.000%	10/01/2024	A+	3,200,000	3,747,776
West Virginia University Board of Governors, University Revenue Improvement Bonds (West Virginia University Projects), 2004 Series C (Prerefunded to 10-01-2014 @ 100) (b)	5.000%	10/01/2024	A+	2,500,000	2,656,300
The Board of Education of the County of Manongalia (West Virginia), Public School Refunding Bonds, Series 2012	4.000%	05/01/2025	AA	1,105,000	1,177,422
The Board of Education of the County of Manongalia (West Virginia), Public School Refunding Bonds, Series 2012	4.000%	05/01/2026	AA	2,180,000	2,296,870

					12,844,711

Wisconsin (1.80%)
Village of Whitefish Bay, Wisconsin (Milwaukee County), General Obligation Corporate Purpose Bonds, Series 2013A	2.250%	04/01/2021	Aa1	350,000	351,246
City of Sturgeon Bay, Door County, Wisconsin, General Obligation Refunding Bonds	4.750%	10/01/2021	Aa3	545,000	593,843
School District of New Richmond, St. Croix County, Wisconsin, General Obligation Refunding Bonds	4.750%	04/01/2022	Aa2	1,000,000	1,106,520
Village of Whitefish Bay, Wisconsin (Milwaukee County), General Obligation Corporate Purpose Bonds, Series 2013A	2.500%	04/01/2022	Aa1	375,000	377,385
City of Sheboygan, Sheboygan County, Wisconsin, General Obligation Corporate Purpose Bonds, Series 2007B	4.750%	10/01/2022	Aa2	800,000	912,832
Village of Whitefish Bay, Wisconsin (Milwaukee County), General Obligation Corporate Purpose Bonds, Series 2013A	2.500%	04/01/2023	Aa1	385,000	384,661
State of Wisconsin, General Obligation Bonds of 2007, Series B	4.750%	05/01/2023	Aa2	2,335,000	2,486,565
City of Sheboygan, Sheboygan County, Wisconsin, General Obligation Corporate Purpose Bonds, Series 2007B	4.750%	10/01/2023	Aa2	300,000	341,241
City of Fond Du Lac, Fond Du Lac County, Wisconsin, Waterworks System Revenue Bonds, Series 2010	5.000%	09/01/2025	A+	1,000,000	1,124,380
Western Technical College District, Wisconsin, General Obligation Refunding Bonds, Series 2013C	5.000%	04/01/2029	AA+	3,000,000	3,397,230
State of Wisconsin, General Obligation Bonds of 2008, Series D	6.000%	05/01/2029	Aa2	1,000,000	1,204,680

					12,280,583

Wyoming (0.27%)
City of Cheyenne, Wyoming, Refunding Revenue Water Bonds, Series 2007	5.000%	12/01/2024	AA	1,700,000	1,815,515

Total Long-term Municipal Bonds
(cost $627,321,901)					666,172,355

30	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2013

(Unaudited)

	Shares	Value
Short-term Investments (1.48%)
JPMorgan Tax Free Money Market Fund	10,153,347	$10,153,347

Total Short-term Investments
(cost $10,153,347)		10,153,347

TOTAL INVESTMENTS (98.87%)
(cost $637,475,248)		676,325,702
OTHER ASSETS, NET OF LIABILITIES (1.13%)		7,726,260

NET ASSETS (100.00%)		$684,051,962

(a)	Ratings are not audited and represent the lower of Moody’s, S&P or Fitch issuer specific ratings.

(b)	Advanced Refunded Bonds are backed by an escrow or trust containing U.S. Government, U.S. Government Agency or other securities to support the timely payment of principal and interest.

NR - Not Rated

See accompanying notes to financial statements.	31

STATE FARM ASSOCIATES’ FUNDS TRUST

STATEMENTS OF ASSETS AND LIABILITIES

May 31, 2013

(Unaudited)

	Growth Fund	Balanced Fund	Interim Fund	Municipal Bond Fund
Assets
Investments in securities at identified cost	$1,183,362,219	872,210,044	400,695,662	637,475,248

Investments in securities at market value	$3,478,036,234	1,456,622,418	406,621,502	676,325,702
Receivable for:
Dividends and interest	12,083,487	6,767,980	2,162,764	8,170,325
Shares of the Fund sold	2,498,563	2,280,994	231,120	191,925
Prepaid expenses	71,344	32,167	12,852	18,106

Total assets	3,492,689,628	1,465,703,559	409,028,238	684,706,058

Liabilities and Net Assets
Distributions to shareholders	—	—	9,454	356,908
Payable for:
Shares of the Fund redeemed	799,167	177,640	786,325	166,634
Securities purchased	—	3,987,854	—	—
Due to affiliates	349,770	156,200	52,132	85,246
Accrued liabilities	138,768	69,645	42,362	45,308

Total liabilities	1,287,705	4,391,339	890,273	654,096

Net assets applicable to shares outstanding of common stock	$3,491,401,923	1,461,312,220	408,137,965	684,051,962

Fund shares outstanding (no par value, unlimited number of shares authorized)	55,863,912	24,432,577	40,355,806	77,128,527
Net asset value, offering price and redemption price per share	$62.50	59.81	10.11	8.87

Analysis of Net Assets
Paid-in-capital	$1,227,007,281	860,920,965	402,738,085	645,092,482
Accumulated net realized gain (loss)	(67,162,318)	(1,121,138)	(525,960)	109,026
Net unrealized appreciation (depreciation)	2,294,680,974	584,412,324	5,925,840	38,850,454
Undistributed net investment income (loss)	36,875,986	17,100,069	—	—

Net assets applicable to shares outstanding	$3,491,401,923	1,461,312,220	408,137,965	684,051,962

32	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST

STATEMENTS OF OPERATIONS

Six months ended May 31, 2013

(Unaudited)

	Growth Fund	Balanced Fund	Interim Fund	Municipal Bond Fund
Investment Income:
Dividends	$45,340,700	11,350,372	—	—
Interest	2,134	10,144,685	3,511,416	23,754
Tax-exempt interest	—	—	—	12,071,940

	45,342,834	21,495,057	3,511,416	12,095,694
Less: foreign withholding taxes	(516,951)	(156,004)	—	—

Total investment income	44,825,883	21,339,053	3,511,416	12,095,694
Expenses:
Investment advisory and management fees	1,742,377	782,998	248,447	379,746
Trustees’ fees and expenses	75,647	32,522	10,192	16,184
Reports to shareholders	49,333	23,667	9,923	8,718
Professional fees	49,447	27,177	25,206	28,301
Errors and omissions insurance	22,895	9,660	2,745	4,638
Custodian fees	53,306	12,547	324	3,323
ICI dues	17,215	7,808	2,834	3,842
Regulatory fees	18,610	15,723	13,847	16,534
Fidelity bond expense	2,735	1,264	398	606
Securities valuation fees	985	12,421	2,548	54,117

Total expenses	2,032,550	925,787	316,464	516,009

Net investment income	42,793,333	20,413,266	3,194,952	11,579,685
Realized and unrealized gain (loss):
Net realized gain (loss) on sales of investments	39,484	482,288	—	109,026
Net realized gain (loss) on foreign currency transactions	2,516	(529)	—	—
Change in net unrealized appreciation (depreciation) on investments and foreign currency transactions	381,563,367	76,752,241	(5,889,145)	(18,351,990)

Net realized and unrealized gain (loss) on investments	381,605,367	77,234,000	(5,889,145)	(18,242,964)

Net change in net assets resulting from operations	$424,398,700	97,647,266	(2,694,193)	(6,663,279)

See accompanying notes to financial statements.	33

STATE FARM ASSOCIATES’ FUNDS TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Growth Fund
Six months ended May 31, 2013 (Unaudited) and the Year ended November 30, 2012	2013	2012
From operations:
Net investment income	$42,793,333	79,824,837
Net realized gain (loss)	42,000	(17,492,533)
Change in net unrealized appreciation or depreciation	381,563,367	226,880,886

Net change in net assets resulting from operations	424,398,700	289,213,190
Distributions to shareholders from and in excess of:
Net investment income	(42,934,270)	(77,303,988)
Net realized gain	—	—

Total distributions to shareholders	(42,934,270)	(77,303,988)
From Fund share transactions:
Proceeds from shares sold	109,149,607	146,927,215
Reinvestment of distributions	40,720,811	73,349,960

	149,870,418	220,277,175
Less payments for shares redeemed	(185,070,329)	(320,116,813)

Net increase (decrease) in net assets from Fund share transactions	(35,199,911)	(99,839,638)

Total increase (decrease) in net assets	346,264,519	112,069,564

Net assets:
Beginning of period	3,145,137,404	3,033,067,840

End of period*	$3,491,401,923	3,145,137,404

* Including undistributed net investment income (loss)	$36,875,986	37,016,923

Share Information
Sold	1,824,239	2,683,840
Issued in reinvestment of distributions	722,128	1,406,340
Redeemed	(3,139,941)	(5,847,190)

Net increase (decrease)	(593,574)	(1,757,010)

34	See accompanying notes to financial statements.

Balanced Fund		Interim Fund		Municipal Bond Fund
2013	2012	2013	2012	2013	2012

20,413,266	38,370,601	3,194,952	7,482,385	11,579,685	22,913,199
481,759	(1,601,105)	—	—	109,026	15,847
76,752,241	55,963,831	(5,889,145)	(853,799)	(18,351,990)	23,891,112

97,647,266	92,733,327	(2,694,193)	6,628,586	(6,663,279)	46,820,158

(20,887,297)	(37,487,403)	(3,194,952)	(7,482,385)	(11,579,685)	(22,913,199)
—	(1,521,132)	—	—	(15,847)	(1,472,938)

(20,887,297)	(39,008,535)	(3,194,952)	(7,482,385)	(11,595,532)	(24,386,137)

86,577,865	101,826,465	49,809,178	104,092,036	42,456,512	77,459,673
20,020,164	37,373,598	3,111,576	7,304,668	9,343,929	19,580,623

106,598,029	139,200,063	52,920,754	111,396,704	51,800,441	97,040,296
(76,506,053)	(126,219,730)	(70,951,167)	(84,750,975)	(33,011,395)	(43,559,325)

30,091,976	12,980,333	(18,030,413)	26,645,729	18,789,046	53,480,971

106,851,945	66,705,125	(23,919,558)	25,791,930	530,235	75,914,992

1,354,460,275	1,287,755,150	432,057,523	406,265,593	683,521,727	607,606,735

1,461,312,220	1,354,460,275	408,137,965	432,057,523	684,051,962	683,521,727

17,100,069	17,574,100	—	—	—	—

1,478,686	1,818,557	4,880,538	10,149,849	4,711,953	8,632,073
354,088	691,184	305,384	711,655	1,040,740	2,180,143
(1,309,049)	(2,260,994)	(6,956,818)	(8,266,943)	(3,667,686)	(4,856,804)

523,725	248,747	(1,770,896)	2,594,561	2,085,007	5,955,412

See accompanying notes to financial statements.	35

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

1.	Investment objective

The State Farm Associates’ Funds Trust (the “Trust”) has four separate investment portfolios (each a “Fund” and together, the “Funds”). Each Fund has its own investment objective, investment policies, restrictions, and attendant risks. State Farm Investment Management Corp. (“SFIMC”) is the Trust’s investment adviser.

The State Farm Growth Fund (the “Growth Fund”) seeks long-term growth of capital which may be supplemented by income. The Growth Fund seeks to achieve this objective by investing under normal circumstances at least 80% of its assets in common stocks and other income producing equity securities.

The State Farm Balanced Fund (the “Balanced Fund”) seeks long-term growth of principal while providing some current income. The Balanced Fund seeks to achieve its objective by investing under normal circumstances approximately 60% of its assets in common stocks, and ordinarily limits its common stock investments to no more than 75% of total assets. The Balanced Fund ordinarily invests at least 25% of its total assets in fixed income securities. The Balanced Fund invests in bonds to provide relative stability of principal and income.

The State Farm Interim Fund (the “Interim Fund”) seeks the realization over a period of years of the highest yield consistent with relatively low price volatility. The Interim Fund seeks to achieve its investment objective through investment in high quality debt securities with short and intermediate-term maturities.

The State Farm Municipal Bond Fund (the “Municipal Bond Fund”) seeks as high a rate of income exempt from federal income taxes as is consistent with prudent investment management. The Municipal Bond Fund seeks to achieve its investment objective through investment primarily in a diversified selection of municipal bonds with maturities of one to seventeen years. The Municipal Bond Fund normally invests so that either (1) at least 80% of the Fund’s net investment income is exempt from regular federal income tax or (2) at least 80% of the Fund’s net assets are invested in securities that produce income exempt from regular federal income tax.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”).

Fund share valuation

Fund shares are sold and redeemed on a continuous basis at net asset value. The net asset value per share is determined daily on each day the New York Stock Exchange is open. The net asset value for each Fund is determined as of the close of regular session trading on the New York Stock Exchange (usually 3:00 p.m. Central Time). The net asset value per share is computed by dividing the total value of a Fund’s investments and other assets, less liabilities, by the number of Fund shares outstanding.

Securities valuation

All investments in securities are recorded at their fair value. For more information see Note 3 Securities Valuation.

Securities transactions and investment income

For financial reporting purposes, security transactions are accounted for on trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis, and includes amortization of premiums and discounts on fixed income securities. Realized gains and losses from security transactions are reported on an identified cost basis.

Expenses

Expenses arising in connection with a specific Fund are allocated to that Fund. Common Trust expenses are allocated between the Funds in proportion to each Fund’s relative net assets.

Income taxes and distributions to shareholders

Each Fund is a separate taxpayer for federal income tax purposes. It is the Funds’ policy to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and, in the manner provided therein, to distribute substantially all of their taxable income, including any net realized gain on sales of investments, reportable for federal income tax purposes.

For more information refer to Note 4 Income Taxes and Distributions to Shareholders.

Foreign currency translation

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing foreign exchange rates at May 31, 2013. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the prevailing foreign exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with realized and unrealized gains and losses on investment securities.

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

Use of estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Commitments and contingencies

In the normal course of business, the Trust enters into contracts on behalf of the Funds that may contain provisions for general indemnifications. Each Fund’s maximum exposure under these indemnification provisions is unknown, as this would involve future claims that may be made against each Fund that are not known at this time. However, based on experience, the Funds believe the risk of loss from these indemnification provisions is remote.

Securities purchased on a “when-issued” basis

The Municipal Bond Fund may purchase municipal bonds on a “when-issued” basis. Delivery and payment for these securities may be a month or more after the purchase date, during which time such securities are subject to market fluctuations. The Municipal Bond Fund identifies and holds specific liquid assets with a market value at least equal to the amount of the when-issued purchase commitments in order to ensure that it can meet those commitments. It is possible that the securities will never be issued and the commitment canceled. At May 31, 2013, the Municipal Bond Fund had no commitments for when-issued securities.

3.	Securities valuation

Investments are valued at fair value pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board”). The valuation procedures assign to SFIMC the responsibility for determining fair value using the processes and factors as outlined in the valuation procedures. If SFIMC cannot determine fair value based on the valuation procedures, the Board or the Executive Committee of the Board will determine fair value.

Fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is used to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in three broad levels as follows:

•	Level 1 - Unadjusted quoted prices in active markets that are accessible to the Funds for identical assets or liabilities.

•

Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, quoted prices for similar instruments in active markets, interest rates, yield curves and credit spreads. For assets or liabilities with a specified (contractual) term, a Level 2 input must be observable for substantially the full term of the asset or liability.

•

Level 3 - Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available. These inputs, based on the best information available in the circumstances, would include reasonably available information about the assumptions that a market participant would use in valuing the asset or liability and might include SFIMC’s own data.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure the fair value of an asset or liability might be categorized within different levels of the fair value hierarchy. In those cases, the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement.

Stocks, closed-end registered investment companies and exchange-traded funds (“ETFs”) traded on securities exchanges, or in an over-the-counter market in which transaction prices are reported, are valued at the last sales price on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Stocks traded on NASDAQ are valued at the NASDAQ Official Closing Price. Long-term debt securities and U.S. Treasury bills are generally valued using quotations provided by an independent pricing service. Short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) are generally valued on an amortized cost basis, which approximates market value. Investments in open-end investment companies are valued each day based on the closing net asset value of the respective fund. Short sales, if any, are valued at market value.

Portfolio securities that are primarily traded on foreign securities exchanges (“foreign securities”) are valued at the closing values of such securities on the respective exchange where each security is primarily traded. SFIMC may determine that a market quotation for a foreign security held by a Fund is not reliable because of events or circumstances that have occurred between the time of the market quotation and the time the net asset value of the Fund is calculated (“subsequent event”). A subsequent event might include company-specific developments, a development that might affect an entire market or region, a potentially global development or a significant change in one or more U.S. securities indexes. If SFIMC determines that the market quotation for a foreign security is not reliable, SFIMC may determine the foreign security’s value in SFIMC’s reasonable judgment.

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

For securities other than foreign securities, for which market prices are not readily available or are considered unreliable, SFIMC is required to obtain bid price quotations from brokers or dealers in the securities. If SFIMC cannot obtain a quotation for the security or if SFIMC believes the quotation does not represent the security’s fair value, then SFIMC will determine the security’s value in SFIMC’s reasonable judgment.

In determining a value based on reasonable judgment, SFIMC may use different methodologies, including multiple of earnings, multiple of book value, discount from market of a similar freely traded security or, for debt securities, yield to maturity. Other factors SFIMC may consider in determining value for a security include, but are not limited to, fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, the last traded price of the security, significant global or regional events such as political unrest, natural disasters, and war, and significant movements in major market indices, exchange traded funds, index futures or other financial instruments in the U.S. or other markets. All securities valued based on SFIMC’s reasonable judgment are subsequently reported to the Board on a quarterly basis.

SFIMC reviews the pricing methodologies of the Funds’ approved pricing vendors, including reviewing a vendor’s key inputs and assumptions in valuing securities. SFIMC also engages in transaction back-testing with respect to portfolio securities sold by the Funds to compare unrealized gains and losses to realized gains and losses.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value each Fund’s assets and liabilities as of May 31, 2013:

	Investments in Securities

Fund	Level 1	Level 2	Level 3	Total
Growth Fund
Common Stocks (a)	$3,440,710,716	$—	$—	$3,440,710,716
Short-term Investments	37,325,518	—	—	37,325,518
Balanced Fund
Common Stocks (a)	846,235,819	—	—	846,235,819
Corporate Bonds (a)	—	249,516,645	—	249,516,645
Foreign Government Bonds	—	2,875,000	—	2,875,000
Agency Commercial Mortgage-Backed Securities	—	17,096,464	—	17,096,464
Agency Notes & Bonds	—	3,436,207	—	3,436,207
U.S. Treasury Obligations	—	305,894,760	—	305,894,760
Short-term Investments	31,567,523	—	—	31,567,523
Interim Fund
U.S. Treasury Obligations	—	388,520,967	—	388,520,967
Short-term Investments	18,100,535	—	—	18,100,535
Municipal Bond Fund
Long-term Municipal Bonds	—	666,172,355	—	666,172,355
Short-term Investments	10,153,347	—	—	10,153,347

(a) Industry classification is disclosed in the Schedules of Investments.

The Funds did not hold any Level 3 securities or derivative instruments as of November 30, 2012 or for the period ended May 31, 2013. There were no significant transfers of securities between Level 1 and Level 2 as of May 31, 2013 as compared to November 30, 2012.

4.	Income taxes and distributions to shareholders

As of November 30, 2012, the Trust’s management completed a review of uncertain tax positions taken by the Funds, if any, and determined that no tax liability was required for unrecognized tax benefits, and no additional disclosures were needed. Generally, the tax authorities can initiate examinations of tax returns within the three year period beginning on the date such returns are filed. As a result, some tax returns are still open and subject to examination. In addition, as of November 30, 2012, management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change for the period ending November 30, 2013.

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

As of May 31, 2013, each Fund’s aggregate securities holdings’ unrealized gains and losses based on cost for federal income tax purposes were as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Growth Fund	$1,183,362,219	$2,313,049,815	$(18,375,800)	$2,294,674,015
Balanced Fund	872,210,044	596,918,910	(12,506,536)	584,412,374
Interim Fund	400,695,662	6,982,346	(1,056,506)	5,925,840
Municipal Bond Fund	637,475,248	40,619,346	(1,768,892)	38,850,454

The differences, if any, between the cost of investments for federal income tax purposes and the cost of investments reflected on the Statements of Assets and Liabilities and Schedules of Investments are primarily related to the timing of recognition of gains and losses and investment income.

The Growth Fund and Balanced Fund declare and pay income dividends, if any, at least annually. The Interim Fund and Municipal Bond Fund declare dividends daily equal to each Fund’s respective net investment income, and distributions of such amounts are made on the last business day of each month.

Net realized gains on sales of investments, if any, are distributed annually after the close of the Fund’s fiscal year. Dividends and distributions payable to shareholders are recorded by the respective Fund on the ex-dividend date.

On June 26, 2013, the Growth Fund declared an ordinary income dividend of $0.70000 per share to shareholders of record on June 25, 2013 (reinvestment date June 26, 2013).

On June 26, 2013, the Balanced Fund declared an ordinary income dividend of $0.75000 per share to shareholders of record on June 25, 2013 (reinvestment date June 26, 2013).

As of November 30, 2012, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. Future capital loss carryforward utilization in any given year may be subject to Internal Revenue Code limitations. If not applied, the carryforwards will expire as follows:

	Non Expiring		Year of Expiration						Total
	Short-term	Long-term	2013	2014	2015	2016	2017	2018
Growth Fund	$—	$17,782,590	$—	$—	$—	$25,639,404	$14,963,272	$8,819,052	$67,204,318
Balanced Fund	—	1,602,897	—	—	—	—	—	—	1,602,897
Interim Fund	—	—	375,020	61,482	89,458	—	—	—	525,960

The Interim Fund had a capital loss carryforward of $234,320 that expired in 2012 and was reclassified from accumulated net realized gain (loss) to paid in capital on the Statement of Assets and Liabilities.

Capital losses incurred on or after December 1, 2011 are permitted to carry forward indefinitely. These losses must be utilized prior to losses incurred before December 1, 2011. Therefore, any losses incurred prior to December 1, 2011 may be more likely to expire unused.

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

As of November 30, 2012, in accordance with federal tax regulations, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long- term Gain	Unrealized Appreciation (Depreciation)	Accumulated Capital and Other Losses	Total
Growth Fund	$37,016,923	$—	$1,913,117,607	$(67,204,318)	$1,882,930,212
Balanced Fund	17,574,100	—	507,660,083	(1,602,897)	523,631,286
Interim Fund	—	—	11,814,985	(525,960)	11,289,025
Municipal Bond Fund	—	15,847	57,202,444	—	57,218,291

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to the recognition of net realized losses, the timing of Fund distributions, expiring capital loss carryforwards, and foreign currency transactions. As a result, net investment income and net realized gain or loss on investment transactions for a reporting period may differ from distributions during such period. Accordingly, each Fund may periodically make reclassifications among certain capital accounts without impacting its net asset value.

As of November 30, 2012, these reclassifications were as follows:

Fund	Paid in Capital	Accumulated Net Realized Gain (Loss)	Accumulated Undistributed Net Investment Income (Loss)
Growth Fund	$—	$(290,057)	$290,057
Balanced Fund	—	(1,792)	1,792
Interim Fund	(234,320)	234,320	—

The tax character of distributions was designated as follows for the year ended November 30, 2012:

2012	Tax-Exempt Income	Ordinary Income	Long- term Capital Gain	Total
Municipal Bond Fund	$22,822,438	$220,876	$1,342,823	$24,386,137

For the remaining Funds, the tax distributions of ordinary income and long-term capital gains were the same as the distributions from net investment income and capital gains reflected in the Statements of Changes in Net Assets for the year ended November 30, 2012.

5.	Transactions with affiliates

The Trust has entered into an investment advisory and management services agreement with SFIMC pursuant to which each Fund pays SFIMC an annual fee (computed on a daily basis and paid monthly) at the following annual rates:

Growth Fund	0.20% of the first $100 million of average net assets
0.15% of the next $100 million of average net assets
0.10% of the average net assets in excess of $200 million

Balanced Fund	0.20% of the first $100 million of average net assets
0.15% of the next $100 million of average net assets
0.10% of the average net assets in excess of $200 million

Interim Fund	0.20% of the first $50 million of average net assets
0.15% of the next $50 million of average net assets
0.10% of the average net assets in excess of $100 million

Municipal Bond Fund	0.20% of the first $50 million of average net assets
0.15% of the next $50 million of average net assets
0.10% of the average net assets in excess of $100 million

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

Other than proceeds from the account fee imposed on certain shareholders of the Trust, the Funds do not pay any direct or indirect discount, commission or other compensation for transfer agent services provided by SFIMC or for distribution and underwriting services provided by State Farm VP Management Corp.

Certain officers and/or trustees of the Trust are also officers and/or directors of SFIMC. The Trust made no payments to its officers or trustees except for trustees’ fees paid to or accrued for the Trust’s independent trustees.

Expense reduction agreement

SFIMC has agreed to reimburse a Fund if, and to the extent, a Fund’s total annual operating expenses (excluding taxes, interest, extraordinary litigation expenses, brokerage commissions and other portfolio transaction costs) exceed 0.40% of the Fund’s average net assets.

Line of credit

State Farm Mutual Automobile Insurance Company (“Auto Company”), the parent company of SFIMC, has entered into a Line of Credit Agreement with the Trust. Under that agreement, a Fund may request and Auto Company, in its complete discretion, may lend money to a Fund for up to 30 days on an unsecured basis. Auto Company will not lend more than $50 million at any one time to the Funds and to the other mutual funds advised by SFIMC. Under the agreement, a Fund will pay interest to Auto Company on any outstanding loan at a benchmark interest rate that approximates the rate that creditworthy corporate issuers pay on short-term commercial paper. The Funds did not borrow under the Line of Credit Agreement during the period ended May 31, 2013.

6.	Investment transactions

For the period ended May 31, 2013, investment transactions (exclusive of short-term instruments) were as follows:

	Purchases (excluding U.S. Government Obligations)	Sales (excluding U.S. Government Obligations)	Purchases of U.S. Government Obligations	Sales of U.S. Government Obligations
Growth Fund	$9,015,195	$—	$—	$—
Balanced Fund	59,045,953	17,480,525	—	20,000,000
Interim Fund	—	5,000,000	30,584,766	40,000,000
Municipal Bond Fund	33,403,887	19,012,181	—	—

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each Fund for the past five years. Certain information reflects financial results for a single Fund share. The total returns within each table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

STATE FARM ASSOCIATES’ FUNDS TRUST GROWTH FUND

(For a share outstanding throughout each period)

			Year ended November 30,
	Six months ended May 31, 2013 (Unaudited)		2012	2011	2010	2009	2008
Net asset value, beginning of period	$55.71		$52.10	50.42	49.23	42.27	63.49

Income from Investment Operations
Net investment income (a)	0.76		1.38	1.23	1.12	1.14	1.29
Net gain (loss) on investments (both realized and unrealized)	6.79		3.57	1.64	1.17	7.05	(19.12)

Total from investment operations	7.55		4.95	2.87	2.29	8.19	(17.83)

Less Distributions
Net investment income	(0.76)		(1.34)	(1.19)	(1.10)	(1.23)	(1.31)
Net realized gain	—		—	—	—	—	(2.08)

Total distributions	(0.76)		(1.34)	(1.19)	(1.10)	(1.23)	(3.39)

Net asset value, end of period	$62.50		$55.71	52.10	50.42	49.23	42.27

Total Return	13.71	%(b)	9.69%	5.63%	4.86%	19.92%	(29.57)%

Ratios/Supplemental Data
Net assets, end of period (millions)	$3,491.4		$3,145.1	3,033.1	2,995.7	2,981.1	2,562.9

Average net asset ratios
Expenses	0.12	%(c)	0.12%	0.12%	0.12%	0.13%	0.12%
Net investment income	2.57	%(c)	2.53%	2.32%	2.29%	2.71%	2.35%

Portfolio turnover rate (d)	0	%(c)	0%	1%	1%	1%	2%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.
(b)	Total return is not annualized for periods that are less than a full year.
(c)	Determined on an annualized basis.
(d)	Portfolio turnover rate rounds to less than 1% for the year ended November 30, 2012.

42	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

(For a share outstanding throughout each period)

			Year ended November 30,
	Six months ended May 31, 2013 (Unaudited)		2012	2011	2010	2009	2008
Net asset value, beginning of period	$56.65		$54.43	53.22	52.17	46.64	60.45

Income from Investment Operations
Net investment income (a)	0.84		1.60	1.56	1.52	1.64	1.83
Net gain (loss) on investments (both realized and unrealized)	3.20		2.26	1.21	1.06	5.67	(12.05)

Total from investment operations	4.04		3.86	2.77	2.58	7.31	(10.22)

Less Distributions
Net investment income	(0.88)		(1.58)	(1.56)	(1.53)	(1.78)	(1.85)
Net realized gain (b)	—		(0.06)	—	—	—	(1.74)

Total distributions	(0.88)		(1.64)	(1.56)	(1.53)	(1.78)	(3.59)

Net asset value, end of period	$59.81		$56.65	54.43	53.22	52.17	46.64

Total Return	7.21	%(c)	7.26%	5.21%	5.15%	16.17%	(17.88)%

Ratios/Supplemental Data
Net assets, end of period (millions)	$1,461.3		$1,354.5	1,287.8	1,248.9	1,202.7	1,052.8

Average net asset ratios
Expenses	0.13	%(d)	0.13%	0.13%	0.13%	0.14%	0.13%
Net investment income	2.88	%(d)	2.86%	2.86%	2.93%	3.48%	3.36%

Portfolio turnover rate	5	%(d)	5%	6%	5%	1%	4%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.
(b)	Net realized gain distributions represent less than $0.01 per share in 2009.
(c)	Total return is not annualized for periods that are less than a full year.
(d)	Determined on an annualized basis.

See accompanying notes to financial statements.	43

STATE FARM ASSOCIATES’ FUNDS TRUST INTERIM FUND

(For a share outstanding throughout each period)

			Year ended November 30,
	Six months ended May 31, 2013 (Unaudited)		2012	2011	2010	2009	2008
Net asset value, beginning of period	$10.26		$10.28	10.30	10.31	10.30	9.94

Income from Investment Operations
Net investment income	0.08		0.19	0.24	0.26	0.28	0.33
Net gain (loss) on investments (both realized and unrealized)	(0.15)		(0.02)	(0.02)	(0.01)	0.01	0.36

Total from investment operations	(0.07)		0.17	0.22	0.25	0.29	0.69

Less Distributions
Net investment income	(0.08)		(0.19)	(0.24)	(0.26)	(0.28)	(0.33)

Total distributions	(0.08)		(0.19)	(0.24)	(0.26)	(0.28)	(0.33)

Net asset value, end of period	$10.11		$10.26	10.28	10.30	10.31	10.30

Total Return	(0.71	)%(a)	1.66%	2.19%	2.43%	2.81%	7.09%

Ratios/Supplemental Data
Net assets, end of period (millions)	$408.1		$432.1	406.3	375.2	348.3	328.8

Average net asset ratios
Expenses	0.15	%(b)	0.15%	0.16%	0.16%	0.16%	0.17%
Net investment income	1.51	%(b)	1.84%	2.36%	2.50%	2.68%	3.28%

Portfolio turnover rate	15	%(b)	24%	17%	11%	11%	16%

(a)	Total return is not annualized for periods that are less than a full year.
(b)	Determined on an annualized basis.

44	See accompanying notes to financial statements.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

(For a share outstanding throughout each period)

			Year ended November 30,
	Six months ended May 31, 2013 (Unaudited)		2012	2011	2010	2009	2008
Net asset value, beginning of period	$9.11		$8.79	8.64	8.70	8.16	8.43

Income from Investment Operations
Net investment income	0.15		0.32	0.34	0.35	0.37	0.36
Net gain (loss) on investments (both realized and unrealized)	(0.24)		0.34	0.16	(0.04)	0.56	(0.25)

Total from investment operations	(0.09)		0.66	0.50	0.31	0.93	0.11

Less Distributions
Net investment income	(0.15)		(0.32)	(0.34)	(0.35)	(0.37)	(0.36)
Net realized gain (a)	—		(0.02)	(0.01)	(0.02)	(0.02)	(0.02)

Total distributions	(0.15)		(0.34)	(0.35)	(0.37)	(0.39)	(0.38)

Net asset value, end of period	$8.87		$9.11	8.79	8.64	8.70	8.16

Total Return	(0.97	)%(b)	7.63%	5.97%	3.64%	11.53%	1.30%

Ratios/Supplemental Data
Net assets, end of period (millions)	$684.1		$683.5	607.6	585.0	544.5	478.6

Average net asset ratios
Expenses	0.15	%(c)	0.15%	0.16%	0.15%	0.16%	0.15%
Net investment income	3.38	%(c)	3.55%	3.93%	4.04%	4.27%	4.35%

Portfolio turnover rate	6	%(c)	4%	11%	9%	9%	16%

(a)	Net realized gain distributions represent less than $0.01 per share in 2013.
(b)	Total return is not annualized for periods that are less than a full year.
(c)	Determined on an annualized basis.

See accompanying notes to financial statements.	45

P.O. Box 219548
Kansas City, MO 64121-9548

FORWARDING SERVICE REQUESTED

U.S. POSTAGE
PAID
LANCASTER, PA
PERMIT NO. 1275

PRESORTED STANDARD

Not FDIC Insured	• May Lose Value • No Bank Guarantee

There is no assurance that the Funds will achieve their investment objectives. Investment return and principal value will fluctuate and Fund shares, when redeemed, may be worth more or less than their original cost. State Farm Mutual Funds are not insurance products.

State Farm VP Management Corp.
(Underwriter and Distributor of Securities Products)
One State Farm Plaza
Bloomington, Illinois 61710-0001
1-800-447-0740

statefarm.com®

7-2013
190-4059.14-CH AP2013/07/1512 Printed in U.S.A.

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

(a) The information required by this Item 6(a) is included as part of the report to shareholders under Item 1 of this Form N-CSR.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may recommend nominees to the State Farm Associates’ Funds Trust Board of Trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the “Evaluation Date”), and based on their evaluation as of the Evaluation Date of these controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (as applicable), concluded that the registrant’s disclosure controls and procedures are effective.

(b) No change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(b) Certification of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-14(b) or 240.15d-14(b))(as applicable), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350): Attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Farm Associates’ Funds Trust

By	/s/ Michael L. Tipsord
Michael L. Tipsord President

Date July 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael L. Tipsord
Michael L. Tipsord President

Date July 29, 2013

By	/s/ Paul J. Smith
Paul J. Smith Senior Vice President and Treasurer

Date July 29, 2013